Schedule of Investments (unaudited) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO, Series 2017-AA, Class CR, (3 mo. LIBOR US + 2.10%), 2.35%, 04/20/34(a)(b)	USD	1,000	$984,524
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 3.26%, 10/21/28(a)(b)		1,000	970,312
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 6.24%, 10/15/29(a)(b)		285	272,892
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class E, (3 mo. LIBOR US + 5.50%), 5.78%, 01/28/31(a)(b)		850	772,897
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 2.88%, 01/28/31(a)(b)		250	241,263
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.78%, 01/28/31(a)(b)		1,000	974,885
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.30%), 0.76%, 06/25/36(a)		4,521	3,296,251
Bain Capital Credit CLO Ltd.(a)(b)
Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.30%), 3.55%, 07/19/34		300	295,485
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.10%), 3.36%, 07/24/34		250	244,247
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class CR, (3 mo. LIBOR US + 2.05%), 2.29%, 07/15/34(a)(b)		250	246,951
CarVal CLO I Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.77%), 6.01%, 07/16/31(a)(b)		500	461,927
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 2.00%), 2.25%, 04/20/32(a)(b)		250	247,761
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.69%, 07/20/32(a)(b)		500	475,406
CIFC Funding Ltd., Series 2013-4A, Class DRR, (3 mo. LIBOR US + 2.80%), 3.07%, 04/27/31(a)(b)		250	244,876
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36		364	298,038
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.20%, 10/20/30(a)(b)		250	242,967
Countrywide Asset-Backed Certificates, Series 2006- 26, Class 1A, (1 mo. LIBOR US + 0.14%), 0.60%, 06/25/37(a)		588	551,935
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(b)		269	263,081
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 2.89%, 04/18/31(a)(b)		250	242,480
Elevation CLO Ltd., Series 2021-12A, Class E, (3 mo. LIBOR US + 7.27%), 7.52%, 04/20/32(a)(b)		250	240,401
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 7.05%, 04/20/34(a)(b)		250	246,674
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.00%), 2.25%, 10/20/34(a)(b)		436	432,512
Generate CLO 3 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.85%, 10/20/29(a)(b)		250	248,533
Generate CLO 4 Ltd., Series 2016-2A, Class ER, (3 mo. LIBOR US + 6.75%), 7.00%, 04/20/32(a)(b)		1,000	962,167
Generate CLO 6 Ltd., Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 3.75%, 01/22/35(a)(b)		750	743,879
Golub Capital Partners CLO 55B Ltd., Series 2021- 55A, Class E, (3 mo. LIBOR US + 6.56%), 6.81%, 07/20/34(a)(b)		250	247,676

Security	Par (000)		Value

Asset-Backed Securities (continued)
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.69%, 04/15/33(a)(b)	USD	250	$246,937
Litigation Fee Residual Funding Trust, 4.00%, 10/30/27(c)		89	87,269
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3 mo. LIBOR US + 5.70%), 5.94%, 10/18/30(a)(b)		250	239,223
Neuberger Berman CLO XX Ltd., Series 2015-20A, (3 mo. LIBOR US + 6.50%), 6.74%, 07/15/34(a)(b)		790	768,651
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class ER, (3 mo. LIBOR US + 6.10%), 6.35%, 01/20/32(a)(b)		425	415,965
Oaktree CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 5.20%), 5.45%, 10/20/27(a)(b)		500	492,506
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 3.29%, 07/15/34(a)(b)		250	247,291
Octagon Investment Partners 31 LLC, Series 2017- 1A, Class E, (3 mo. LIBOR US + 6.30%), 6.55%, 07/20/30(a)(b)		500	477,032
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 3.39%, 10/17/29(a)(b)		250	243,532
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 5.79%, 01/20/31(a)(b)		250	231,538
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3 mo. LIBOR US + 3.10%), 3.19%, 01/20/35(a)(b)		250	245,110
Regional Management Issuance, 3.88%, 10/17/33(c)		980	933,450
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.09%, 10/15/29(a)(b)		500	491,266
Sterling Coofs Trust(c)
Series 2004-1, Class A, 2.36%, 04/15/29		844	8,436
Series 2004-2, Class Note, 2.08%, 03/30/30(b)		1,307	13,068
TICP CLO I-2 Ltd., Series 2018-IA, Class C, (3 mo. LIBOR US + 3.04%), 3.31%, 04/26/28(a)(b)		500	499,034
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.29%, 04/15/33(a)(b)		250	243,759
Trimaran Cavu Ltd., Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 3.38%, 10/25/34(a)(b)		500	490,492
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(d)	GBP	50	77,178
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 3.61%, 10/24/34(a)(b)	USD	500	489,343
Whitebox CLO III Ltd., Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 3.47%, 10/15/34(a)(b)		250	247,152

Total Asset-Backed Securities — 3.9% (Cost: $21,881,082)			21,638,252

	Shares

Common Stocks

Auto Components — 0.0%
Lear Corp.		178	25,381

Construction & Engineering — 0.0%
McDermott International Ltd.(e)		47,837	31,572

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(c)		546,753,936	5,468

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Shares	Value

Diversified Telecommunication Services — 0.0%
Liberty Global PLC, Class A(e)		193	$4,923

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(c)		3,155	—

Metals & Mining — 0.0%
Ameriforge Group, Inc.		801	801
Preferred Proppants LLC(c)		2,869	416
Preferred Proppants LLC, (Acquired 02/12/19, Cost: $0)(c)(f)		2,869	—

			1,217

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.		700	31,311

Software — 0.0%
Avaya Holdings Corp.(e)		19	241

Specialty Retail — 0.0%
Neiman Marcus Group, Inc.		1,330	217,788

Total Common Stocks — 0.0% (Cost: $7,528,043)			317,901

		Par (000)

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(g)	USD	200	237,919

Aerospace & Defense — 2.2%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		156	156,390
Boeing Co., 3.20%, 03/01/29(g)		500	476,464
Bombardier, Inc.(b)
7.50%, 12/01/24		159	164,168
7.50%, 03/15/25		29	29,148
7.13%, 06/15/26(g)		640	627,200
7.88%, 04/15/27(g)		539	527,743
6.00%, 02/15/28		453	424,570
7.45%, 05/01/34		100	101,500
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)		423	380,700
Howmet Aerospace, Inc., 5.13%, 10/01/24		5	5,175
Rolls-Royce PLC, 5.75%, 10/15/27(b)(g)		618	634,315
Spirit AeroSystems, Inc.(b)
5.50%, 01/15/25		181	181,452
7.50%, 04/15/25		32	33,154
TransDigm, Inc.
8.00%, 12/15/25(b)(g)		815	852,311
6.25%, 03/15/26(b)(g)		6,032	6,192,692
6.38%, 06/15/26		89	89,803
7.50%, 03/15/27		105	108,150
4.63%, 01/15/29		367	343,134
4.88%, 05/01/29		300	281,181
Triumph Group, Inc., 8.88%, 06/01/24(b)(g)		685	723,497

			12,332,747

Airlines — 1.8%
Air Canada, 3.88%, 08/15/26(b)		384	362,400
Air France-KLM, 3.88%, 07/01/26(d)	EUR	100	100,669
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24(g)	USD	664	661,945

Security		Par (000)	Value

Airlines (continued)
American Airlines, Inc., 11.75%, 07/15/25(b)(g)	USD	497	$580,243
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)(g)
5.50%, 04/20/26		828	833,817
5.75%, 04/20/29		1,075	1,070,669
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		151	145,026
Azul Investments LLP, 5.88%, 10/26/24(d)		200	175,162
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)(g)		138	139,057
Deutsche Lufthansa AG, 3.50%, 07/14/29(d)	EUR	100	102,018
Finnair OYJ, 4.25%, 05/19/25(d)		100	98,024
Gol Finance SA(b)
7.00%, 01/31/25	USD	200	163,750
8.00%, 06/30/26		200	178,860
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)		249	249,142
International Consolidated Airlines Group SA, 2.75%, 03/25/25(d)	EUR	100	105,081
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)(g)	USD	673	701,602
United Airlines Pass-Through Trust(g)
Series 2015-1, Class A, 3.70%, 12/01/22		2,430	2,445,823
Series 2020-1, Class A, 5.88%, 10/15/27		481	498,176
Series 2020-1, Class B, 4.88%, 07/15/27		43	42,636
United Airlines, Inc.(b)
4.38%, 04/15/26(g)		459	451,507
4.63%, 04/15/29		585	556,306

			9,661,913

Auto Components — 1.1%
Aptiv PLC, 4.40%, 10/01/46(g)		240	232,589
Clarios Global LP, 6.75%, 05/15/25(b)		486	503,268
Clarios Global LP/Clarios U.S. Finance Co.(b)(g)
6.25%, 05/15/26		1,373	1,412,474
8.50%, 05/15/27		2,499	2,592,712
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26(d)	EUR	100	109,242
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	USD	334	334,835
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)		111	96,511
Faurecia SE, 3.75%, 06/15/28(d)	EUR	100	103,829
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(b)	USD	131	122,034
5.25%, 07/15/31(b)		160	147,952
5.63%, 04/30/33		307	282,440
ZF Finance GmbH(d)
3.00%, 09/21/25	EUR	100	108,558
2.00%, 05/06/27		100	99,515

			6,145,959

Automobiles — 1.8%
Allison Transmission, Inc.(b)
5.88%, 06/01/29(g)	USD	396	403,710
3.75%, 01/30/31		287	260,352
Asbury Automotive Group, Inc.
4.50%, 03/01/28		129	123,917
4.75%, 03/01/30		124	117,025
5.00%, 02/15/32(b)		157	145,938
Carvana Co.(b) 5.50%, 04/15/27		290	258,825

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Carvana Co.(b) (continued) 4.88%, 09/01/29	USD	224	$184,987
Constellation Automotive Financing PLC, 4.88%, 07/15/27(d)	GBP	100	119,871
Ford Motor Co.
4.35%, 12/08/26	USD	11	11,067
3.25%, 02/12/32(g)		623	556,420
5.29%, 12/08/46		48	46,589
Ford Motor Credit Co. LLC
2.98%, 08/03/22(g)		449	449,000
3.35%, 11/01/22(g)		215	215,495
3.81%, 01/09/24(g)		629	627,978
4.69%, 06/09/25		200	201,432
5.13%, 06/16/25(g)		490	499,800
4.13%, 08/04/25(g)		411	410,538
3.38%, 11/13/25(g)		200	195,489
4.39%, 01/08/26(g)		400	398,964
2.70%, 08/10/26		295	274,353
3.82%, 11/02/27		200	189,500
2.90%, 02/16/28(g)		295	266,606
5.11%, 05/03/29(g)		526	529,119
4.00%, 11/13/30		200	188,340
General Motors Financial Co., Inc., 2.70%, 08/20/27(g)		1,500	1,411,244
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)		45	41,906
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(d)	EUR	100	99,915
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	USD	122	114,680
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		292	275,788
Lithia Motors, Inc., 3.88%, 06/01/29(b)		131	123,827
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		178	157,530
Penske Automotive Group, Inc.
3.50%, 09/01/25		214	212,395
3.75%, 06/15/29		69	61,725
Renault SA, 2.38%, 05/25/26(d)	EUR	100	104,213
Sonic Automotive, Inc., 4.63%, 11/15/29(b)	USD	59	53,100
TML Holdings Pte. Ltd., 4.35%, 06/09/26(d)		200	188,500
Wabash National Corp., 4.50%, 10/15/28(b)		220	198,000

			9,718,138

Banks — 1.4%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25(d)	EUR	100	103,987
Banco BPM SpA, (5 year EUR Swap + 3.17%), 2.88%, 06/29/31(a)(d)		100	103,560
Banco de Sabadell SA, (5 year EUR Swap + 2.20%), 2.00%, 01/17/30(a)(d)		100	104,767
Banco Espirito Santo SA
4.75%, 01/15/22		100	16,041
4.00%, 01/21/22		100	16,041
Bangkok Bank PCL
(5 year CMT + 1.90%), 3.73%, 09/25/34(a)(d)	USD	231	215,379
(5 year CMT + 4.73%), 5.00%		201	196,327
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)(b)(d)(g)		200	187,250
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(d)(h)		200	200,000
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25(d)		200	193,022

Security		Par (000)	Value

Banks (continued)
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(a)(d)(h)	USD	250	$248,328
Emirates NBD Bank PJSC, (Update Replacements.xls: CMTUSD6Y + 3.66%), 6.13%(a)(d)(h)		250	252,500
Grupo Aval Ltd., 4.38%, 02/04/30(b)		200	173,196
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)(g)		2,442	2,461,153
Krung Thai Bank PCL, (5 year CMT + 3.53%), 4.40%(a)(d)(h)		202	189,122
NBK Tier 1 Ltd., 3.63%(a)(b)(h)		279	260,691
Standard Chartered PLC, (3 mo. LIBOR US + 1.08%), 3.89%, 03/15/24(a)(b)(g)		1,500	1,510,562
SVB Financial Group, Series D, (5 year CMT + 3.07%), 4.25%(a)(g)(h)		1,000	925,000
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(a)(g)(h)		365	349,871

			7,706,797

Beverages — 1.4%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(g)		800	889,716
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(g)(i)		633	579,242
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)(g)		1,098	989,463
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)
4.13%, 08/15/26		276	265,905
4.75%, 07/15/27	GBP	100	119,641
5.25%, 08/15/27(g)	USD	652	602,692
Ball Corp.
2.88%, 08/15/30		36	32,276
3.13%, 09/15/31(g)		377	336,925
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)		211	194,647
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		34	38,367
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)(g)		794	790,846
OI European Group BV, 2.88%, 02/15/25(d)	EUR	100	108,406
Silgan Holdings, Inc., 4.13%, 02/01/28	USD	58	55,680
Triton Water Holdings, Inc., 6.25%, 04/01/29(b)		173	147,498
Trivium Packaging Finance BV(b)(g)
5.50%, 08/15/26		1,004	999,864
8.50%, 08/15/27		1,367	1,360,165

			7,511,333

Biotechnology — 0.0%
Cidron Aida Finco Sarl, 5.00%, 04/01/28(d)	EUR	100	103,591

Building Materials — 0.6%
Cemex SAB de CV, 5.45%, 11/19/29(d)	USD	200	203,250
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(b)		330	306,256
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)		406	346,172
James Hardie International Finance DAC, 5.00%, 01/15/28(b)		200	196,882
Jeld-Wen, Inc.(b)
6.25%, 05/15/25		146	150,434
4.63%, 12/15/25		55	52,938
4.88%, 12/15/27		17	16,278
Masonite International Corp.(b)
Class C, 5.38%, 02/01/28		101	101,757
Class C, 3.50%, 02/15/30		214	192,332

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Materials (continued)
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28	USD	81	$77,872
9.75%, 07/15/28		38	38,333
SRM Escrow Issuer LLC, 6.00%, 11/01/28(b)(g)		489	482,281
Standard Industries, Inc.(b)(g)
5.00%, 02/15/27		174	172,483
4.75%, 01/15/28		46	43,988
4.38%, 07/15/30		595	544,993
3.38%, 01/15/31		224	196,000
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		235	232,062
Victors Merger Corp., 6.38%, 05/15/29(b)		159	130,156

			3,484,467

Building Products(b) — 0.7%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		262	262,375
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		100	92,381
Foundation Building Materials, Inc., 6.00%, 03/01/29(g)		193	173,700
GYP Holdings III Corp., 4.63%, 05/01/29		237	219,464
LBM Acquisition LLC, 6.25%, 01/15/29		482	451,470
Patrick Industries, Inc., 4.75%, 05/01/29		64	55,040
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		258	262,335
SRS Distribution, Inc.
4.63%, 07/01/28(g)		434	414,561
6.13%, 07/01/29(g)		392	361,620
6.00%, 12/01/29		411	380,175
White Cap Buyer LLC, 6.88%, 10/15/28(g)		739	700,269
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(i)		210	206,325

			3,579,715

Capital Markets — 1.0%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(g)(h)		2,835	2,546,170
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		214	201,160
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26(g)		366	373,320
5.25%, 05/15/27(g)		583	572,171
4.38%, 02/01/29		201	184,417
Kane Bidco Ltd.(d)
5.00%, 02/15/27	EUR	100	108,059
6.50%, 02/15/27	GBP	100	127,771
NFP Corp.(b)(g)
4.88%, 08/15/28	USD	433	413,515
6.88%, 08/15/28		862	823,210

			5,349,793

Chemicals — 1.7%
Alpek SAB de CV, 3.25%, 02/25/31(b)		200	180,500
Ashland LLC, 3.38%, 09/01/31(b)(g)		351	309,757
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		447	393,002
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		170	163,548
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		200	195,500
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		278	304,062
Chemours Co., 4.00%, 05/15/26	EUR	100	106,255
Diamond (BC) B.V., 4.63%, 10/01/29(b)	USD	303	271,943

Security		Par (000)	Value

Chemicals (continued)
Element Solutions, Inc., 3.88%, 09/01/28(b)(g)	USD	1,289	$1,203,604
Equate Petrochemical BV, 2.63%, 04/28/28(b)(g)		200	184,750
EverArc Escrow Sarl, 5.00%, 10/30/29(b)		550	502,562
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		165	167,063
HB Fuller Co., 4.25%, 10/15/28		98	91,748
Herens Holdco Sarl, 4.75%, 05/15/28(b)(g)		412	369,453
Herens Midco Sarl, 5.25%, 05/15/29(d)	EUR	100	94,452
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(g)	USD	384	388,800
Ingevity Corp., 3.88%, 11/01/28(b)		84	75,922
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(i)		230	223,100
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		113	105,130
Lune Holdings Sarl, 5.63%, 11/15/28(d)	EUR	100	98,884
Minerals Technologies, Inc., 5.00%, 07/01/28(b)	USD	169	160,973
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(d)	EUR	100	108,412
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	67	67,753
Sasol Financing USA LLC, 5.50%, 03/18/31		200	186,500
SCIH Salt Holdings, Inc., 6.63%, 05/01/29(b)(g)		146	131,058
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)		239	219,880
Scotts Miracle-Gro Co.
4.00%, 04/01/31		262	228,460
4.38%, 02/01/32		27	23,911
Valvoline, Inc., 3.63%, 06/15/31(b)		1	864
WESCO Distribution, Inc.(b)(g)
7.13%, 06/15/25		676	703,256
7.25%, 06/15/28		616	654,275
WR Grace Holdings LLC(b)
5.63%, 10/01/24		216	218,851
5.63%, 08/15/29(g)		1,265	1,182,901

			9,317,129

Commercial Services & Supplies — 0.8%
ADT Security Corp., 4.13%, 06/15/23		9	9,098
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		200	193,000
APX Group, Inc., 5.75%, 07/15/29(b)		268	244,504
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)		106	104,433
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(d)	EUR	100	105,862
EC Finance PLC, 3.00%, 10/15/26(d)		200	216,842
Fortress Transportation & Infrastructure Investors LLC(b)
6.50%, 10/01/25	USD	75	74,438
5.50%, 05/01/28		310	281,836
Herc Holdings, Inc., 5.50%, 07/15/27(b)		316	320,424
Hertz Corp.(b)
4.63%, 12/01/26		126	117,662
5.00%, 12/01/29		200	181,000
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		214	201,385
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		239	234,818
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(b)		222	214,230
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.25%, 04/15/24		141	144,361
5.75%, 04/15/26(g)		320	326,456
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		187	188,870

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(g)	USD	653	$631,777
United Rentals North America, Inc.
5.50%, 05/15/27		339	350,628
5.25%, 01/15/30		161	166,031

			4,307,655

Communications Equipment — 0.6%
Avaya, Inc., 6.13%, 09/15/28(b)(g)		481	474,348
Ciena Corp., 4.00%, 01/31/30(b)		104	100,100
CommScope Technologies LLC, 6.00%, 06/15/25(b)		468	443,247
CommScope, Inc.(b)
6.00%, 03/01/26		176	178,040
8.25%, 03/01/27(g)		433	421,092
7.13%, 07/01/28		307	277,336
4.75%, 09/01/29(g)		468	431,033
Nokia OYJ, 4.38%, 06/12/27		149	151,141
ViaSat, Inc.(b)
5.63%, 09/15/25		239	233,424
5.63%, 04/15/27(g)		67	65,995
6.50%, 07/15/28(g)		161	154,560
Viavi Solutions, Inc., 3.75%, 10/01/29(b)(g)		340	319,064

			3,249,380

Construction Materials(b) — 0.4%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28(g)		375	360,259
3.88%, 11/15/29		47	43,827
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		109	102,700
H&E Equipment Services, Inc., 3.88%, 12/15/28		58	54,375
IAA, Inc., 5.50%, 06/15/27(g)		372	372,930
Picasso Finance Sub, Inc., 6.13%, 06/15/25(g)		403	409,549
Thor Industries, Inc., 4.00%, 10/15/29		168	147,487
Williams Scotsman International, Inc., 4.63%, 08/15/28		243	236,925
Winnebago Industries, Inc., 6.25%, 07/15/28		137	138,541
Wolverine Escrow LLC, 9.00%, 11/15/26		672	450,240

			2,316,833

Consumer Discretionary — 1.5%
APi Escrow Corp., 4.75%, 10/15/29(b)		100	92,875
APi Group DE, Inc., 4.13%, 07/15/29(b)		132	121,651
Carnival Corp.
10.13%, 02/01/26(d)	EUR	100	123,446
10.50%, 02/01/26(b)(g)	USD	669	743,868
5.75%, 03/01/27(b)(g)		898	856,391
9.88%, 08/01/27(b)		381	421,127
4.00%, 08/01/28(b)(g)		1,128	1,049,040
6.00%, 05/01/29(b)		621	585,193
CoreLogic, Inc., 4.50%, 05/01/28(b)		527	496,856
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		91	87,360
Life Time, Inc.(b)
5.75%, 01/15/26		258	257,739
8.00%, 04/15/26		175	174,721
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		176	176,440
NCL Corp. Ltd.(b)
5.88%, 03/15/26		272	258,444
7.75%, 02/15/29		109	109,757
NCL Finance Ltd., 6.13%, 03/15/28(b)(g)		544	504,476
Nielsen Finance LLC/Nielsen Finance Co.(b) 5.63%, 10/01/28(g)		479	482,449

Security		Par (000)	Value

Consumer Discretionary (continued)
Nielsen Finance LLC/Nielsen Finance Co.(b) (continued)
5.88%, 10/01/30	USD	192	$192,480
Royal Caribbean Cruises Ltd.(b)
10.88%, 06/01/23		90	95,767
9.13%, 06/15/23		153	159,311
11.50%, 06/01/25		120	131,863
5.50%, 08/31/26		114	110,785
5.38%, 07/15/27		381	366,057
5.50%, 04/01/28		451	429,943
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		183	167,034

			8,195,073

Consumer Finance — 1.3%
American Express Co., (5 year CMT + 2.85%), 3.55%(a)(g)(h)		735	669,805
Block, Inc., 3.50%, 06/01/31(b)(g)		738	675,270
Equifax, Inc., 2.60%, 12/15/25		59	57,296
Ford Motor Co., 0.00%, 03/15/26(j)		221	261,222
HealthEquity, Inc., 4.50%, 10/01/29(b)		401	379,947
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(b)		262	251,157
Muthoot Finance Ltd.
6.13%, 10/31/22(b)(g)		227	228,603
4.40%, 09/02/23(d)		200	199,500
Navient Corp.
7.25%, 09/25/23		77	79,984
6.13%, 03/25/24		86	87,505
5.88%, 10/25/24		82	83,651
5.50%, 03/15/29		271	252,369
OneMain Finance Corp.
6.88%, 03/15/25		226	237,644
7.13%, 03/15/26		227	242,638
3.50%, 01/15/27		304	281,200
6.63%, 01/15/28		221	231,497
5.38%, 11/15/29		70	68,010
4.00%, 09/15/30		139	122,668
Sabre Global, Inc.(b)
9.25%, 04/15/25		227	251,660
7.38%, 09/01/25		252	263,146
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		262	254,795
SLM Corp., 3.13%, 11/02/26		173	160,458
Verscend Escrow Corp., 9.75%, 08/15/26(b)(g)		1,758	1,828,320

			7,168,345

Containers & Packaging — 0.3%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		196	196,490
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(g)		424	428,528
Graham Packaging Co., Inc., 7.13%, 08/15/28(b)		60	54,450
Graphic Packaging International LLC(b)
4.75%, 07/15/27		89	89,890
3.50%, 03/15/28		17	15,980
3.50%, 03/01/29		61	56,120
Intertape Polymer Group, Inc., 4.38%, 06/15/29(b)		134	138,020
Klabin Austria GmbH, 3.20%, 01/12/31(b)		200	173,250
LABL, Inc., 5.88%, 11/01/28(b)		261	244,687
Sealed Air Corp.(b) 5.13%, 12/01/24		46	47,751

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Sealed Air Corp.(b) (continued) 4.00%, 12/01/27	USD	73	$71,175
Suzano Austria GmbH, 3.13%, 01/15/32		71	62,910

			1,579,251

Diversified Consumer Services — 1.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(g)
6.63%, 07/15/26		1,998	2,021,636
9.75%, 07/15/27		601	621,206
6.00%, 06/01/29		1,156	1,019,783
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(b)(g)		1,348	1,267,615
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		406	387,231
4.88%, 07/01/29(g)		567	533,439
Garda World Security Corp.(b)
4.63%, 02/15/27		284	272,200
9.50%, 11/01/27(g)		159	162,975
Graham Holdings Co., 5.75%, 06/01/26(b)		140	143,773
Rekeep SpA, 7.25%, 02/01/26(d)	EUR	100	115,050
Service Corp. International
5.13%, 06/01/29	USD	238	242,186
3.38%, 08/15/30(g)		263	236,931
4.00%, 05/15/31		333	309,800
Sotheby’s, 7.38%, 10/15/27(b)(g)		451	461,865

			7,795,690

Diversified Financial Services — 3.0%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)(g)		403	370,256
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		200	190,000
Barclays PLC
3.65%, 03/16/25(g)		3,600	3,606,665
5.20%, 05/12/26		200	207,952
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(g)(h)		1,500	1,338,765
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b).		74	66,045
Central Garden & Pet Co.
4.13%, 10/15/30		281	253,603
4.13%, 04/30/31(b)		195	175,500
Citigroup, Inc.(a)(h)
(5 year CMT + 3.42%), 3.88%(g)		2,000	1,885,000
Series W, (5 year CMT + 3.60%), 4.00%		155	148,800
Series Y, (5 year CMT + 3.00%), 4.15%(g)		490	459,069
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29		378	382,252
8.75%, 04/15/30		319	300,259
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(d)	GBP	100	130,380
Global Aircraft Leasing Co. Ltd., (6.50% Cash or
7.25% PIK), 6.50%, 09/15/24(b)(i)	USD	223	202,927
Goldman Sachs Group, Inc., Series R, (5 year CMT +
3.22%), 4.95%(a)(g)(h)		730	728,613
HSBC Holdings PLC(g)
4.38%, 11/23/26		395	402,189
(5 year CMT + 3.22%), 4.00%(a)(h)		290	274,920
(5 year USD ICE Swap + 4.37%), 6.38%(a)(h)		1,250	1,293,337
Intrum AB, 3.00%, 09/15/27(d)	EUR	100	101,615
ION Trading Technologies Sarl, 5.75%, 05/15/28(b)	USD	200	192,750

Security		Par (000)	Value

Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)	USD	325	$311,181
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.(b)
4.25%, 02/01/27(g)		315	301,885
4.75%, 06/15/29		137	129,208
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(a)(g)(h)		450	472,626
Manappuram Finance Ltd., 5.90%, 01/13/23(d)		200	199,750
Morgan Stanley, 4.00%, 07/23/25(g)		965	987,712
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)(g)		300	223,931
Shriram Transport Finance Co. Ltd.(d)
5.95%, 10/24/22(g)		420	421,050
5.10%, 07/16/23		200	200,000
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		178	167,448
5.50%, 07/15/30		154	147,840
3.88%, 03/15/31		46	40,581

			16,314,109

Diversified Telecommunication Services — 3.1%
AT&T, Inc., 4.30%, 02/15/30(g)		1,350	1,426,378
Consolidated Communications, Inc., 6.50%, 10/01/28(b)(g)		471	433,979
Level 3 Financing, Inc.
5.38%, 05/01/25		90	90,855
4.63%, 09/15/27(b)		111	104,488
4.25%, 07/01/28(b)(g)		680	624,245
3.63%, 01/15/29(b)		155	135,625
3.75%, 07/15/29(b)		183	162,180
Lumen Technologies, Inc.
5.13%, 12/15/26(b)(g)		839	799,148
4.00%, 02/15/27(b)(g)		469	436,796
4.50%, 01/15/29(b)(g)		560	481,597
5.38%, 06/15/29(b)(g)		455	405,234
Series P, 7.60%, 09/15/39		39	37,456
Series U, 7.65%, 03/15/42(g)		200	193,000
Series W, 6.75%, 12/01/23(g)		512	531,640
Series Y, 7.50%, 04/01/24(g)		266	280,029
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(i)		200	150,750
SoftBank Group Corp.(d)
4.50%, 04/20/25	EUR	100	107,998
4.75%, 07/30/25		100	108,276
Sprint Capital Corp.(g)
6.88%, 11/15/28	USD	1,355	1,570,025
8.75%, 03/15/32		742	999,474
Switch Ltd.(b)
3.75%, 09/15/28		312	302,561
4.13%, 06/15/29(g)		616	605,990
Telecom Italia Capital SA
6.38%, 11/15/33		222	212,172
6.00%, 09/30/34(g)		432	406,110
7.20%, 07/18/36		98	95,305
7.72%, 06/04/38		44	44,871
Telecom Italia SpA
4.00%, 04/11/24(d)	EUR	150	169,948
5.30%, 05/30/24(b)(g)	USD	200	201,500
1.63%, 01/18/29(d)	EUR	200	186,467

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	USD	145	$130,500
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)		259	244,434
Verizon Communications, Inc.(g)
2.36%, 03/15/32(b)		169	152,643
3.70%, 03/22/61		1,000	926,276
Zayo Group Holdings, Inc.(b)(g)
4.00%, 03/01/27		2,801	2,577,564
6.13%, 03/01/28		1,692	1,514,340

			16,849,854

Electric Utilities — 0.6%
Black Hills Corp., 3.15%, 01/15/27(g)		305	299,321
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		200	177,040
Enel Finance International NV, 3.63%, 05/25/27(b)(g)		900	894,715
Exelon Corp., 3.40%, 04/15/26(g)		140	140,476
FirstEnergy Corp.
2.65%, 03/01/30		270	245,132
Series B, 2.25%, 09/01/30		21	18,585
Series C, 7.38%, 11/15/31		42	51,801
Series C, 3.40%, 03/01/50(g)		797	671,305
FirstEnergy Transmission LLC(b)
5.45%, 07/15/44		397	432,810
4.55%, 04/01/49		163	155,728
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24(g)		170	172,039
4.25%, 09/15/24		9	9,068
PG&E Corp., 5.25%, 07/01/30		194	188,161
Pike Corp., 5.50%, 09/01/28(b)		80	75,400
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 5.02%, 11/10/21(c)(e)(k)		780	—

			3,531,581

Electrical Equipment(b) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(g)		352	352,329
GrafTech Finance, Inc., 4.63%, 12/15/28		136	126,469

			478,798

Electronic Equipment, Instruments & Components — 0.4%
BWX Technologies, Inc.(b)
4.13%, 06/30/28		268	257,972
4.13%, 04/15/29		208	200,200
Energizer Holdings, Inc.(b)
4.75%, 06/15/28		256	232,519
4.38%, 03/31/29		19	16,634
Imola Merger Corp., 4.75%, 05/15/29(b)(g)		616	593,183
Vertiv Group Corp., 4.13%, 11/15/28(b)(g)		971	886,149
Xerox Corp., 4.80%, 03/01/35		61	52,826

			2,239,483

Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		139	140,560
6.25%, 04/01/28(g)		706	695,826
ChampionX Corp., 6.38%, 05/01/26		79	80,580
Halliburton Co., 3.80%, 11/15/25(g)		3	3,064
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		286	288,574
6.88%, 09/01/27(g)		459	460,762

Security		Par (000)	Value

Energy Equipment & Services (continued)
Vallourec SA, 8.50%, 06/30/26(d)	EUR	25	$28,290
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	13	13,438
8.63%, 04/30/30		208	211,193

			1,922,287

Environmental, Maintenance & Security Service — 0.6%
Clean Harbors, Inc.(b)(g)
4.88%, 07/15/27		250	249,375
5.13%, 07/15/29		172	172,645
Covanta Holding Corp.
4.88%, 12/01/29(b)		196	187,121
5.00%, 09/01/30		161	152,548
GFL Environmental, Inc.(b)
4.25%, 06/01/25		86	85,458
3.75%, 08/01/25		266	261,132
5.13%, 12/15/26(g)		401	404,409
4.00%, 08/01/28		406	373,520
3.50%, 09/01/28		198	185,891
4.75%, 06/15/29		261	248,276
4.38%, 08/15/29		101	93,299
Stericycle, Inc., 3.88%, 01/15/29(b)		162	150,660
Tervita Corp., 11.00%, 12/01/25(b)		114	129,121
Waste Pro USA, Inc., 5.50%, 02/15/26(b)(g)		506	478,210

			3,171,665

Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50(g)		450	443,925
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(b)		178	166,131
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)		163	153,663
ERP Operating LP, 3.38%, 06/01/25(g)		1,015	1,016,889
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)(g)		142	130,637
Iron Mountain, Inc.(b)(g)
5.25%, 07/15/30		345	338,100
5.63%, 07/15/32		372	366,524
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24(d)		229	226,710
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/24(g)		1,020	1,050,070
4.63%, 06/15/25(b)		455	458,413
4.50%, 09/01/26(g)		637	640,185
5.75%, 02/01/27		27	28,519
4.50%, 01/15/28		432	435,240
3.88%, 02/15/29(b)		308	302,610
MPT Operating Partnership LP/MPT Finance Corp.(g)
5.00%, 10/15/27		66	67,114
4.63%, 08/01/29		433	428,670
3.50%, 03/15/31		1,035	961,217
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27(g)		604	581,223
4.50%, 02/15/29(b)		179	168,260
RLJ Lodging Trust LP(b)
3.75%, 07/01/26		135	128,250
4.00%, 09/15/29		97	89,711

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Trust Fibra Uno, 6.95%, 01/30/44(d)	USD	200	$211,850
Ventas Realty LP, 4.13%, 01/15/26(g)		650	664,823

			9,058,734

Food & Staples Retailing — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26(g)		582	550,002
7.50%, 03/15/26(g)		107	113,019
4.63%, 01/15/27(g)		766	740,504
5.88%, 02/15/28		320	318,917
4.88%, 02/15/30		138	134,378
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(d)	GBP	100	121,205
Cydsa SAB de CV, 6.25%, 10/04/27(b)(g)	USD	252	240,660
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24(d)		200	179,537
Kraft Heinz Foods Co.
6.50%, 02/09/40		155	184,837
4.88%, 10/01/49(g)		397	418,291
5.50%, 06/01/50(g)		691	784,651
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28(g)		156	156,000
4.13%, 01/31/30		166	155,017
4.38%, 01/31/32		160	149,475
Ocado Group PLC, 3.88%, 10/08/26(d)	GBP	100	116,910
Performance Food Group, Inc., 4.25%, 08/01/29(b)	USD	338	308,002
Post Holdings, Inc.(b)
5.75%, 03/01/27		89	89,441
5.63%, 01/15/28		73	71,654
5.50%, 12/15/29(g)		261	251,129
4.63%, 04/15/30(g)		170	153,076
U.S. Foods, Inc., 4.75%, 02/15/29(b)		301	287,079

			5,523,784

Food Products — 0.5%
Aramark Services, Inc., 5.00%, 04/01/25(b)(g)		623	624,196
BRF SA, 4.88%, 01/24/30(d)		200	190,025
Chobani LLC/Chobani Finance Corp, Inc., 7.50%, 04/15/25(b)(g)		757	731,868
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(b)(g)		242	223,245
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31(b)(g)		355	329,523
Pilgrim’s Pride Corp.(b)
4.25%, 04/15/31		26	24,050
3.50%, 03/01/32(g)		559	487,999
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/29(b)		284	266,250

			2,877,156

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		91	85,313

Health Care Equipment & Supplies — 0.6%
Avantor Funding, Inc.(b)
4.63%, 07/15/28(g)		893	883,177
3.88%, 11/01/29		197	185,180
Embecta Corp.
5.00%, 02/15/30(b)		100	94,321
6.75%, 02/15/30		152	152,380

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Hologic, Inc., 3.25%, 02/15/29(b)	USD	73	$68,165
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(b)(g)
7.38%, 06/01/25		353	363,590
7.25%, 02/01/28		1,540	1,586,200

			3,333,013

Health Care Providers & Services — 4.2%
180 Medical, Inc., 3.88%, 10/15/29(b)		200	189,000
Acadia Healthcare Co., Inc.(b)
5.50%, 07/01/28		204	205,020
5.00%, 04/15/29		138	136,239
AdaptHealth LLC(b)
6.13%, 08/01/28		73	72,453
5.13%, 03/01/30		50	46,438
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		324	301,320
Anthem, Inc., 2.75%, 10/15/42(l)		128	893,222
Cano Health LLC, 6.25%, 10/01/28(b)		125	120,000
Centene Corp.
4.25%, 12/15/27(g)		141	141,529
2.45%, 07/15/28(g)		619	565,580
4.63%, 12/15/29(g)		1,398	1,409,310
3.00%, 10/15/30(g)		652	598,842
2.50%, 03/01/31(g)		1,233	1,088,159
2.63%, 08/01/31		422	375,580
CHS/Community Health Systems, Inc.(b)
8.00%, 03/15/26(g)		1,265	1,317,396
5.63%, 03/15/27(g)		632	643,651
6.00%, 01/15/29(g)		502	507,243
6.13%, 04/01/30		301	280,071
DaVita, Inc., 4.63%, 06/01/30(b)		10	9,338
Encompass Health Corp.
4.50%, 02/01/28		45	44,100
4.75%, 02/01/30		383	367,680
4.63%, 04/01/31		211	197,504
HCA, Inc.
5.38%, 02/01/25(g)		381	396,431
5.88%, 02/15/26		46	48,921
5.38%, 09/01/26(g)		430	451,500
5.63%, 09/01/28(g)		786	849,863
5.88%, 02/01/29(g)		516	564,091
3.50%, 09/01/30(g)		565	545,826
5.50%, 06/15/47(g)		650	733,459
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		190	196,314
4.38%, 02/15/27		217	209,643
LifePoint Health, Inc., 5.38%, 01/15/29(b)(g)		166	156,851
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(b)		94	87,628
ModivCare, Inc., 5.88%, 11/15/25(b)		71	71,687
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		303	299,855
3.88%, 11/15/30		226	216,960
3.88%, 05/15/32		199	189,239
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29(b)(g)		1,137	1,057,035
Owens & Minor, Inc., 6.63%, 04/01/30(b)		142	146,119
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		312	319,797
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		53	55,441
Surgery Center Holdings, Inc.(b)(g) 6.75%, 07/01/25		611	608,709

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Surgery Center Holdings, Inc.(b)(g) (continued)
10.00%, 04/15/27	USD	676	$709,800
Teleflex, Inc.
4.63%, 11/15/27		58	58,798
4.25%, 06/01/28(b)(g)		368	358,340
Tenet Healthcare Corp.
4.63%, 07/15/24(g)		204	204,877
4.63%, 09/01/24(b)(g)		367	369,512
4.88%, 01/01/26(b)(g)		1,526	1,539,353
6.25%, 02/01/27(b)(g)		52	53,383
5.13%, 11/01/27(b)(g)		562	564,644
4.63%, 06/15/28(b)		81	79,481
6.13%, 10/01/28(b)(g)		183	185,974
4.25%, 06/01/29(b)		123	117,926
UnitedHealth Group, Inc., 3.75%, 07/15/25(g)		1,470	1,511,770
Vizient, Inc., 6.25%, 05/15/27(b)(g)		407	419,210

			22,888,112

Health Care Technology — 0.7%
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(b)(g)		365	369,256
2.38%, 03/01/28(d)	EUR	100	103,320
3.13%, 02/15/29(b)	USD	145	131,793
3.50%, 04/01/30(b)(g)		395	360,437
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(b)(g)		791	791,000
Charles River Laboratories International, Inc.(b)
4.25%, 05/01/28		159	155,422
3.75%, 03/15/29		34	32,068
4.00%, 03/15/31		98	91,998
Chrome Bidco SASU, 3.50%, 05/31/28(d)	EUR	100	105,691
IQVIA, Inc.(b)(g)
5.00%, 10/15/26	USD	463	471,102
5.00%, 05/15/27		437	441,827
Minerva Merger Sub, Inc., 6.50%, 02/15/30(b)		543	526,778
Syneos Health, Inc., 3.63%, 01/15/29(b)(g)		504	465,570

			4,046,262

Hotels, Restaurants & Leisure — 4.4%
1011778 BC ULC/New Red Finance, Inc.(b)
5.75%, 04/15/25		207	212,980
3.88%, 01/15/28(g)		549	520,197
4.38%, 01/15/28		134	128,640
4.00%, 10/15/30		38	34,277
Accor SA, 0.70%, 12/07/27(d)(l)	EUR	31	16,776
Affinity Gaming, 6.88%, 12/15/27(b)	USD	34	33,065
Airbnb, Inc., 0.00%, 03/15/26(j)		567	548,115
Boyd Gaming Corp.
8.63%, 06/01/25(b)		48	50,417
4.75%, 12/01/27		179	178,105
4.75%, 06/15/31(b)(g)		376	362,370
Boyne USA, Inc., 4.75%, 05/15/29(b)		297	285,120
Caesars Entertainment, Inc.(b)(g)
6.25%, 07/01/25		1,466	1,513,557
8.13%, 07/01/27		1,359	1,456,107
4.63%, 10/15/29		551	515,185
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)(g)		478	487,840
CDI Escrow Issuer, Inc., 5.75%, 04/01/30		652	658,520

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)(g)	USD	504	$517,565
Champion Path Holdings Ltd.(d)
4.50%, 01/27/26		232	197,200
4.85%, 01/27/28		231	183,833
Churchill Downs, Inc.(b)
5.50%, 04/01/27(g)		504	509,715
4.75%, 01/15/28		375	363,750
Cirsa Finance International Sarl, 4.75%, 05/22/25(d)	EUR	100	108,191
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	561	531,547
6.75%, 01/15/30		570	524,383
Food Service Project SA, 5.50%, 01/21/27(d)	EUR	100	108,286
Fortune Star BVI Ltd.(d)
5.95%, 01/29/23	USD	200	193,750
6.75%, 07/02/23		250	243,875
5.05%, 01/27/27		200	167,000
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(b)		145	148,176
5.75%, 05/01/28(b)		99	102,425
4.88%, 01/15/30(g)		952	949,853
4.00%, 05/01/31(b)		233	219,894
International Game Technology PLC, 3.50%, 06/15/26(d)	EUR	100	111,194
McDonald’s Corp., 3.70%, 01/30/26(g)	USD	405	414,693
Melco Resorts Finance Ltd., 5.25%, 04/26/26(d)		250	225,000
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		200	197,450
MGM China Holdings Ltd., 5.88%, 05/15/26(d)		250	228,484
MGM Resorts International
6.00%, 03/15/23(g)		416	425,443
5.75%, 06/15/25		29	29,726
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		259	238,762
Penn National Gaming, Inc., 4.13%, 07/01/29(b)		87	77,882
Powdr Corp., 6.00%, 08/01/25(b)		206	210,635
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		116	99,696
5.88%, 09/01/31		116	99,023
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		177	170,009
Scientific Games International, Inc.
8.63%, 07/01/25(b)		203	213,404
5.00%, 10/15/25(b)(g)		730	748,250
3.38%, 02/15/26(d)	EUR	100	112,037
8.25%, 03/15/26(b)(g)	USD	565	588,306
7.00%, 05/15/28(b)		174	180,350
7.25%, 11/15/29(b)		51	53,423
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)(g)		593	618,944
Spirit Issuer PLC, Series A5, 5.47%, 12/28/28(d)	GBP	2,550	3,641,786
Station Casinos LLC, 4.63%, 12/01/31(b)	USD	277	253,372
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25(d)	GBP	100	133,664
Studio City Finance Ltd., 6.00%, 07/15/25(d)(g)	USD	346	313,130
Vail Resorts, Inc., 6.25%, 05/15/25(b)		154	159,064
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b) .		158	152,075
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		192	185,760

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.(d)
5.50%, 01/15/26	USD	347	$310,565
5.50%, 10/01/27		200	170,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
7.75%, 04/15/25		239	248,001
5.13%, 10/01/29(g)		618	581,692
Yum! Brands, Inc.
7.75%, 04/01/25(b)(g)		395	410,306
4.75%, 01/15/30(b)(g)		279	273,594
3.63%, 03/15/31		96	87,537
5.35%, 11/01/43		71	69,048

			24,103,019

Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		100	88,183
4.63%, 04/01/30		145	126,320
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		208	188,866
4.88%, 02/15/30(g)		412	368,458
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		253	259,958
Forestar Group, Inc., 3.85%, 05/15/26(b)		104	96,980
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		307	316,977
Mattamy Group Corp., 4.63%, 03/01/30(b)		199	186,923
Meritage Homes Corp., 5.13%, 06/06/27		50	50,498
NCR Corp.(b)
5.75%, 09/01/27		220	220,000
5.00%, 10/01/28		110	105,325
5.13%, 04/15/29		145	139,394
6.13%, 09/01/29		92	92,230
Newell Brands, Inc., 5.75%, 04/01/46		112	117,040
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		277	239,383
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		245	254,800
5.13%, 08/01/30		54	52,785
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		272	247,064
3.88%, 10/15/31		276	236,670
Toll Brothers Finance Corp., 4.35%, 02/15/28		12	12,056
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24		11	11,426
Tri Pointe Homes, Inc., 5.25%, 06/01/27		15	14,894

			3,426,230

Household Products — 0.0%
Berkline Benchcraft LLC, 0.00%, 06/01/22(c)(e)(k)		200	—
Energizer Holdings, Inc., 6.50%, 12/31/27		117	115,830

			115,830

Independent Power and Renewable Electricity Producers — 1.2%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energ, 6.25%, 12/10/24(d)		200	204,037
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(d)		200	204,412
Calpine Corp.(b)
5.25%, 06/01/26(g)		221	222,105
4.50%, 02/15/28(g)		445	434,089
5.13%, 03/15/28(g)		1,275	1,214,539
4.63%, 02/01/29(g)		106	97,520

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.(b) (continued)
5.00%, 02/01/31	USD	64	$58,240
3.75%, 03/01/31		5	4,476
Clearway Energy Operating LLC(b)
4.75%, 03/15/28(g)		287	288,243
3.75%, 01/15/32		262	241,040
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)		215	205,327
Greenko Dutch BV, 3.85%, 03/29/26(d)		194	183,088
Greenko Mauritius Ltd., 6.25%, 02/21/23(d)		200	200,500
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)		200	201,500
India Green Energy Holdings
5.38%, 04/29/24(b)		250	251,900
5.38%, 04/29/24(d)		250	251,900
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)		200	202,000
NRG Energy, Inc.
6.63%, 01/15/27(g)		720	741,982
5.75%, 01/15/28		63	64,034
5.25%, 06/15/29(b)(g)		253	247,239
3.63%, 02/15/31(b)(g)		277	243,646
3.88%, 02/15/32(b)		134	117,920
ReNew Power Pvt Ltd., 5.88%, 03/05/27(d)		200	195,660
ReNew Power Synthetic, 6.67%, 03/12/24(d)		200	203,038
TerraForm Power Operating LLC(b)
4.25%, 01/31/23		106	105,735
5.00%, 01/31/28		96	95,592
4.75%, 01/15/30		186	181,406

			6,661,168

Industrial Conglomerates — 0.0%
Metalloinvest Finance DAC, 3.38%, 10/22/28(b)		309	61,800

Insurance — 2.2%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		231	213,590
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)(g)
4.25%, 10/15/27		1,112	1,069,599
6.75%, 10/15/27		1,882	1,859,303
5.88%, 11/01/29		1,196	1,149,655
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(g)		360	367,112
AmWINS Group, Inc., 4.88%, 06/30/29(b)		266	255,365
Aon Global Ltd., 3.88%, 12/15/25(g)		1,115	1,138,443
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(a)(d)(h)		306	313,772
BroadStreet Partners, Inc., 5.88%, 04/15/29(b)		53	49,423
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		330	333,845
HUB International Ltd.(b)
7.00%, 05/01/26(g)		1,226	1,240,166
5.63%, 12/01/29		53	50,615
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(b)(g)		595	585,953
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)		135	127,575
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(a)(g)		3,500	3,517,570

			12,271,986

Interactive Media & Services — 0.4%
Arches Buyer, Inc., 4.25%, 06/01/28(b)		110	102,615
Cablevision Lightpath LLC(b) 3.88%, 09/15/27		200	187,000

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Cablevision Lightpath LLC(b) (continued) 5.63%, 09/15/28(g)	USD	400	$365,000
Iliad SA, 2.38%, 06/17/26(d)	EUR	100	107,333
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(b)
4.75%, 04/30/27	USD	303	287,698
6.00%, 02/15/28(g)		309	271,241
Twitter, Inc.(b)
3.88%, 12/15/27		295	286,519
5.00%, 03/01/30		267	265,665
United Group BV, 4.00%, 11/15/27(d)	EUR	100	102,217

			1,975,288

Internet & Direct Marketing Retail — 0.0%
Very Group Funding PLC, 6.50%, 08/01/26(d)	GBP	100	124,271

Internet Software & Services — 1.0%
ANGI Group LLC, 3.88%, 08/15/28(b)	USD	262	221,951
Booking Holdings, Inc., 0.75%, 05/01/25(l)		380	548,340
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)
5.25%, 12/01/27		303	304,380
3.50%, 03/01/29		125	114,934
Match Group Holdings II LLC(b)
4.63%, 06/01/28		157	152,094
5.63%, 02/15/29		177	175,851
4.13%, 08/01/30		198	185,540
3.63%, 10/01/31		109	97,493
Uber Technologies, Inc.
7.50%, 05/15/25(b)(g)		667	696,014
0.00%, 12/15/25(j)(l)		1,582	1,415,890
8.00%, 11/01/26(b)(g)		311	330,500
7.50%, 09/15/27(b)(g)		567	604,569
6.25%, 01/15/28(b)(g)		318	328,793
4.50%, 08/15/29(b)(g)		467	437,813
Zillow Group, Inc., 1.38%, 09/01/26(l)		55	72,772

			5,686,934

IT Services — 1.0%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		110	98,276
Booz Allen Hamilton, Inc.(b)(g)
3.88%, 09/01/28		363	350,400
4.00%, 07/01/29		412	402,293
CA Magnum Holdings, 5.38%, 10/31/26(b)		382	372,450
Camelot Finance SA, 4.50%, 11/01/26(b)(g)		564	548,490
Castle U.S. Holding Corp., 9.50%, 02/15/28(b)		157	155,857
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		466	438,040
Fair Isaac Corp., 4.00%, 06/15/28(b)(g)		366	354,332
Gartner, Inc.(b)
4.50%, 07/01/28		35	34,869
3.63%, 06/15/29		117	109,688
3.75%, 10/01/30(g)		435	408,356
International Business Machines Corp., 1.95%, 05/15/30(g)		500	454,925
KBR, Inc., 4.75%, 09/30/28(b)		186	181,339
La Financiere Atalian SASU, 5.13%, 05/15/25(d)	EUR	100	98,408
Rackspace Technology Global, Inc., 5.38%, 12/01/28(b)(g)	USD	60	52,059
Science Applications International Corp., 4.88%, 04/01/28(b)(g)		254	250,276
Shift4 Payments, Inc., 0.00%, 12/15/25(j)		349	365,403
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		243	245,126

Security		Par (000)	Value

IT Services (continued)
Twilio, Inc., 3.88%, 03/15/31	USD	353	$328,120
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		392	358,298

			5,607,005

Leisure Products — 0.2%
Mattel, Inc.
5.88%, 12/15/27(b)		293	306,507
3.75%, 04/01/29(b)		103	99,109
6.20%, 10/01/40		228	262,274
5.45%, 11/01/41		278	295,931

			963,821

Machinery — 0.7%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(b)		108	101,520
Colfax Corp., 6.38%, 02/15/26(b)		127	131,006
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(i)		240	249,600
Madison IAQ LLC(b)
4.13%, 06/30/28		97	89,399
5.88%, 06/30/29		725	650,687
Mueller Water Products, Inc., 4.00%, 06/15/29(b)		138	130,718
OT Merger Corp., 7.88%, 10/15/29(b)		115	99,475
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		167	172,466
Terex Corp., 5.00%, 05/15/29(b)		333	319,170
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)(g)		813	807,858
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)(g)		400	396,500
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	100	109,131
TK Elevator US Newco Inc., 5.25%, 07/15/27(b)(g)	USD	394	389,678

			3,647,208

Media — 9.3%
Altice Financing SA
3.00%, 01/15/28(d)	EUR	100	97,361
5.00%, 01/15/28(b)(g)	USD	378	338,820
5.75%, 08/15/29(b)(g)		1,186	1,078,175
Altice France Holding SA(b)(g)
10.50%, 05/15/27		1,673	1,750,803
6.00%, 02/15/28		382	329,475
AMC Entertainment Holdings, Inc.(b)(g)
7.50%, 02/15/29		461	447,979
(10.00% Cash or 12.00% PIK), 10.00%, 06/15/26(i)		370	332,231
AMC Networks, Inc.
4.75%, 08/01/25		222	221,212
4.25%, 02/15/29		123	114,783
Block Communications, Inc., 4.88%, 03/01/28(b)		128	123,520
Cable One, Inc.
1.13%, 03/15/28		1,028	919,032
4.00%, 11/15/30(b)		94	86,689
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(b)(g)		565	565,833
5.00%, 02/01/28(b)		34	33,643
5.38%, 06/01/29(b)(g)		731	731,000
4.75%, 03/01/30(b)		204	195,889
4.50%, 08/15/30(b)(g)		1,099	1,031,183
4.25%, 02/01/31(b)(g)		813	737,797
4.75%, 02/01/32(b)		239	222,566
4.50%, 05/01/32(g)		426	389,662
4.50%, 06/01/33(b)		260	233,350

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
4.25%, 01/15/34(b)(g)	USD	991	$860,679
Charter Communications Operating LLC/Charter Communications Operating Capital(g)
4.91%, 07/23/25		2,425	2,514,752
5.38%, 05/01/47		425	435,154
Clear Channel International BV, 6.63%, 08/01/25(b)		384	390,720
Clear Channel Outdoor Holdings, Inc.(b)(g)
7.75%, 04/15/28		707	710,698
7.50%, 06/01/29		928	926,009
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)(g)		1,560	1,543,136
Comcast Corp., 3.95%, 10/15/25(g)		3,000	3,098,137
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)(g)		2,266	2,305,406
CSC Holdings LLC
5.25%, 06/01/24		123	123,156
6.50%, 02/01/29(b)(g)		865	871,868
5.75%, 01/15/30(b)(g)		660	587,400
4.13%, 12/01/30(b)(g)		626	548,917
4.63%, 12/01/30(b)(g)		220	183,984
3.38%, 02/15/31(b)(g)		257	216,523
4.50%, 11/15/31(b)(g)		268	240,200
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)(g)		459	451,541
Discovery Communications LLC(g)
3.25%, 04/01/23		1,490	1,491,180
3.45%, 03/15/25		170	168,363
DISH DBS Corp.
5.88%, 07/15/22(g)		1,233	1,239,140
5.00%, 03/15/23		186	186,658
7.75%, 07/01/26(g)		601	597,093
5.25%, 12/01/26(b)(g)		1,226	1,167,765
5.75%, 12/01/28(b)(g)		946	895,152
5.13%, 06/01/29(g)		148	126,035
DISH Network Corp., 3.38%, 08/15/26(l)		309	277,946
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27(g)		462	458,905
5.00%, 05/01/28(g)		879	843,840
6.75%, 05/01/29		573	550,080
6.00%, 01/15/30(g)		375	346,875
GCI LLC, 4.75%, 10/15/28(b)		89	86,887
iHeartCommunications, Inc.
6.38%, 05/01/26		264	271,436
8.38%, 05/01/27		35	36,188
5.25%, 08/15/27(b)		122	120,628
4.75%, 01/15/28(b)		78	74,490
Iliad Holding SASU(b)
6.50%, 10/15/26		486	487,312
7.00%, 10/15/28		498	498,737
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR	100	103,575
Lamar Media Corp., 4.00%, 02/15/30	USD	126	119,858
LCPR Senior Secured Financing DAC(b)(g)
6.75%, 10/15/27		360	369,828
5.13%, 07/15/29		568	542,267
Liberty Broadband Corp.(b)(l)
1.25%, 09/30/50		413	395,448
2.75%, 09/30/50		797	786,061

Security		Par (000)	Value

Media (continued)
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(i)	USD	507	$352,085
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)(g)		567	546,446
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)		200	189,500
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		31	31,124
6.50%, 05/15/27(g)		921	980,883
4.75%, 10/15/27		91	88,725
3.75%, 01/15/28		78	73,311
Lorca Telecom Bondco SA, 4.00%, 09/18/27(d)	EUR	100	106,477
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)	USD	177	177,738
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(d)(g)(h)		520	517,010
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(g)		329	321,624
4.25%, 01/15/29		144	133,956
4.63%, 03/15/30		15	14,119
Radiate Holdco LLC/Radiate Finance, Inc.(b)(g)
4.50%, 09/15/26		956	922,540
6.50%, 09/15/28		2,059	1,947,042
Sable International Finance Ltd.
5.75%, 09/07/27(d)		245	246,703
5.75%, 09/07/27(b)		200	201,390
Scripps Escrow II, Inc., 3.88%, 01/15/29(b)		17	15,797
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		224	199,734
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26(g)		491	464,227
5.00%, 08/01/27		170	169,575
4.00%, 07/15/28(g)		467	443,650
5.50%, 07/01/29(g)		722	732,830
4.13%, 07/01/30(g)		58	54,298
3.88%, 09/01/31(g)		528	480,480
Stagwell Global LLC, 5.63%, 08/15/29(b)		101	95,281
Summer BC Holdco B Sarl, 5.75%, 10/31/26(d)	EUR	100	112,049
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)	USD	200	193,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)(g)		617	627,797
Univision Communications, Inc.(b)
5.13%, 02/15/25		133	133,112
6.63%, 06/01/27		132	138,270
UPC Broadband Finco BV, 4.88%, 07/15/31(b)(g)		449	421,553
UPCB Finance VII Ltd., 3.63%, 06/15/29(d)	EUR	100	108,159
Videotron Ltd., 3.63%, 06/15/29(b)	USD	262	242,924
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)(g)		754	723,840
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)		200	182,000
VZ Secured Financing BV, 3.50%, 01/15/32(d)	EUR	100	101,554
WMG Acquisition Corp., 3.88%, 07/15/30(b)	USD	136	129,540
Ziggo Bond Co. BV(b)
6.00%, 01/15/27		199	200,244
5.13%, 02/28/30(g)		225	209,392
Ziggo BV, 4.88%, 01/15/30(b)(g)		200	188,346

			51,449,355

Metals & Mining — 1.4%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(d)		250	260,312

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Allegheny Technologies, Inc.
4.88%, 10/01/29	USD	101	$95,717
5.13%, 10/01/31		114	106,901
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	186,160
Arconic Corp.(b)
6.00%, 05/15/25(g)		332	339,636
6.13%, 02/15/28		343	344,154
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(g)		839	880,296
Carpenter Technology Corp., 7.63%, 03/15/30		153	156,658
Commercial Metals Co.
4.13%, 01/15/30		70	65,363
4.38%, 03/15/32		75	69,656
Constellium SE(b)
5.88%, 02/15/26(g)		588	588,000
5.63%, 06/15/28		250	251,053
3.75%, 04/15/29(g)		256	229,760
JSW Steel Ltd., 5.95%, 04/18/24(d)		200	202,500
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		191	179,418
4.50%, 06/01/31		129	116,305
New Gold, Inc., 7.50%, 07/15/27(b)(g)		545	565,437
Nexa Resources SA, 5.38%, 05/04/27(b)(g)		237	240,555
Novelis Corp.(b)(g)
3.25%, 11/15/26		416	397,396
4.75%, 01/30/30		748	726,207
3.88%, 08/15/31		483	441,781
Periama Holdings LLC, 5.95%, 04/19/26(d)		200	202,900
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		122	113,765
thyssenkrupp AG, 2.88%, 02/22/24(d)	EUR	84	92,665
U.S. Steel Corp., 6.88%, 03/01/29(g)	USD	491	510,640
Vedanta Resources Finance II PLC(d)
13.88%, 01/21/24		200	209,250
8.95%, 03/11/25		293	284,210

			7,856,695

Multiline Retail — 0.2%
Bath & Body Works, Inc.
6.88%, 11/01/35(g)		401	413,030
6.75%, 07/01/36		71	72,306
7.60%, 07/15/37		60	62,250
Macy’s Retail Holdings LLC(b)
5.88%, 03/15/30		48	47,352
6.13%, 03/15/32		48	47,400
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		396	406,692

			1,049,030

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc., 3.90%, 10/01/25(g)		285	292,843
Entegris, Inc., 4.38%, 04/15/28(b)		71	68,693

			361,536

Oil, Gas & Consumable Fuels — 9.5%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)(g)		538	558,283
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		226	230,156
5.75%, 01/15/28		59	60,254
5.38%, 06/15/29		206	205,790

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp., 5.38%, 03/01/30(b)	USD	147	$150,124
Apache Corp.
4.25%, 01/15/30		235	236,884
5.10%, 09/01/40(g)		424	427,180
5.25%, 02/01/42		40	39,800
5.35%, 07/01/49		128	123,200
Arcosa, Inc., 4.38%, 04/15/29(b)(g)		374	354,832
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		596	816,520
5.88%, 06/30/29		291	287,534
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(d)(j)		144	104,190
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)(g)		498	463,180
Buckeye Partners LP
4.13%, 03/01/25(b)(g)		262	258,382
5.85%, 11/15/43		145	123,604
5.60%, 10/15/44		166	139,156
Callon Petroleum Co.
6.13%, 10/01/24		126	125,370
9.00%, 04/01/25(b)(g)		827	876,620
6.38%, 07/01/26		44	43,753
8.00%, 08/01/28(b)(g)		620	653,585
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(d)(l)	EUR	200	190,627
Cenovus Energy, Inc., 5.40%, 06/15/47(g)	USD	113	127,232
Centennial Resource Production LLC
6.88%, 04/01/27(b)		46	46,235
3.25%, 04/01/28(g)(l)		478	723,786
Cheniere Energy Partners LP
4.50%, 10/01/29(g)		555	557,775
4.00%, 03/01/31(g)		675	654,338
3.25%, 01/31/32(b)		640	581,946
Cheniere Energy, Inc., 4.63%, 10/15/28(g)		1,657	1,662,551
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		41	42,333
6.75%, 04/15/29(g)		518	548,632
Citgo Holding, Inc., 9.25%, 08/01/24(b)		228	230,280
Civitas Resources, Inc., 5.00%, 10/15/26(b)		88	87,233
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		92	86,155
CNX Resources Corp.
2.25%, 05/01/26(l)		499	864,018
6.00%, 01/15/29(b)		90	90,900
Colgate Energy Partners III LLC(b)
7.75%, 02/15/26		272	289,955
5.88%, 07/01/29(g)		353	363,925
Comstock Resources, Inc.(b)(g)
7.50%, 05/15/25		160	162,400
6.75%, 03/01/29		623	642,674
5.88%, 01/15/30		435	428,605
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		1,117	1,097,341
Crescent Energy Finance LLC, 7.25%, 05/01/26(b)		677	680,155
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
5.63%, 05/01/27		39	38,643
6.00%, 02/01/29		29	28,891
8.00%, 04/01/29		90	96,064
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)(g)		790	805,196

13

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP(b)
6.45%, 11/03/36	USD	226	$260,408
6.75%, 09/15/37(g)		317	371,682
DT Midstream, Inc.(b)(g)
4.13%, 06/15/29		408	391,192
4.38%, 06/15/31		484	463,430
Dycom Industries, Inc., 4.50%, 04/15/29(b)		102	96,135
Ecopetrol SA, 4.63%, 11/02/31		190	171,950
eG Global Finance PLC
6.75%, 02/07/25(b)(g)		596	594,510
6.25%, 10/30/25(d)	EUR	142	156,441
8.50%, 10/30/25(b)	USD	252	257,985
Enbridge, Inc., (3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(a)(g)		1,565	1,620,059
Endeavor Energy Resources LP/EER Finance, Inc.(b)
6.63%, 07/15/25		192	199,200
5.75%, 01/30/28		386	399,027
Energean Israel Finance Ltd., 4.88%, 03/30/26(b)(d)		130	126,360
Energy Transfer LP(g)
3.90%, 07/15/26		235	236,261
Series H, (5 year CMT + 5.69%), 6.50%(a)(h)		644	632,923
EnLink Midstream LLC
5.63%, 01/15/28(b)		203	207,060
5.38%, 06/01/29		148	147,630
EnLink Midstream Partners LP
4.40%, 04/01/24(g)		240	243,134
4.15%, 06/01/25		17	16,941
4.85%, 07/15/26		115	115,000
5.60%, 04/01/44		226	194,925
5.05%, 04/01/45		32	25,840
5.45%, 06/01/47		60	50,550
EQM Midstream Partners LP
6.00%, 07/01/25(b)(g)		255	260,111
4.13%, 12/01/26		100	96,003
6.50%, 07/01/27(b)(g)		364	380,213
4.50%, 01/15/29(b)		136	127,160
4.75%, 01/15/31(b)(g)		791	739,585
EQT Corp., 1.75%, 05/01/26(l)		426	1,009,620
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		46	45,370
7.75%, 02/01/28		118	118,626
Geopark Ltd., 5.50%, 01/17/27(b)		200	189,475
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)		200	182,537
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(b)		164	182,860
Gulfport Energy Corp., 8.00%, 05/17/26(b)		37	38,062
Harvest Midstream I LP, 7.50%, 09/01/28(b)		60	61,283
Hess Corp., 4.30%, 04/01/27(g)		50	51,304
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		240	226,464
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28(b)		32	32,160
Hilong Holding Ltd., 9.75%, 11/18/24(d)		207	128,340
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		200	193,500
HTA Group Ltd., 7.00%, 12/18/25(b)		200	197,625
IHS Holding Ltd., 6.25%, 11/29/28(b)		200	186,500
Impulsora Pipeline, 6.05%, 12/31/42(c)		1,382	1,212,808
ITT Holdings LLC, 6.50%, 08/01/29(b)		343	316,836
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(d)		170	171,809
Matador Resources Co., 5.88%, 09/15/26(g)		1,054	1,073,288

Security		Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)	USD	200		$182,000
Medco Bell Pte. Ltd., 6.38%, 01/30/27(d)		250		242,500
MEG Energy Corp., 6.50%, 01/15/25(b)(g)		217		220,526
MPLX LP, 4.25%, 12/01/27(g)		185		191,062
Murphy Oil Corp.
5.75%, 08/15/25		63		64,200
5.88%, 12/01/27		56		56,980
6.38%, 12/01/42		29		27,795
Murphy Oil USA, Inc., 4.75%, 09/15/29		146		144,770
Nabors Industries Ltd.(b)
7.25%, 01/15/26		55		55,000
7.50%, 01/15/28		140		136,500
Nabors Industries, Inc., 7.38%, 05/15/27(b)		244		253,455
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)		200		201,098
New Fortress Energy, Inc.(b)(g)
6.75%, 09/15/25		657		660,883
6.50%, 09/30/26		1,012		1,002,659
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		171		168,211
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(g)		227		284,891
Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)(g)		630		656,347
NuStar Logistics LP
6.00%, 06/01/26		163		164,833
6.38%, 10/01/30		25		25,339
Occidental Petroleum Corp.
6.95%, 07/01/24		63		67,646
5.50%, 12/01/25		100		105,230
5.55%, 03/15/26		36		38,160
8.88%, 07/15/30		86		110,295
6.63%, 09/01/30(g)		526		603,585
4.30%, 08/15/39		518		489,510
6.20%, 03/15/40(g)		944		1,047,840
4.50%, 07/15/44		64		61,161
4.63%, 06/15/45		558		541,260
6.60%, 03/15/46		37		43,475
4.40%, 04/15/46		613		582,350
4.20%, 03/15/48		600		561,000
4.40%, 08/15/49		37		34,780
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(b)(i)		—	(m)	34
Oil and Gas Holding Co., 7.63%, 11/07/24(d)		200		210,500
OQ SAOC, 5.13%, 05/06/28(b)		200		197,412
PDC Energy, Inc.
6.13%, 09/15/24		75		75,918
5.75%, 05/15/26		235		238,229
Pertamina Persero PT, 3.65%, 07/30/29(d)		200		197,980
Petroleos Mexicanos(g)
6.50%, 03/13/27		123		124,445
5.95%, 01/28/31		313		288,570
6.70%, 02/16/32		220		209,000
6.38%, 01/23/45		125		99,349
6.75%, 09/21/47		249		199,935
7.69%, 01/23/50		226		196,620
Pioneer Natural Resources Co., 0.25%, 05/15/25(l)		283		671,983
Puma International Financing SA, 5.13%, 10/06/24(b)		200		190,000
Range Resources Corp.
5.88%, 07/01/22		44		44,000
5.00%, 08/15/22		252		252,000
5.00%, 03/15/23		189		190,323

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp. (continued)
4.88%, 05/15/25	USD	14	$14,170
4.75%, 02/15/30(b)		109	108,257
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		339	339,314
SM Energy Co.
10.00%, 01/15/25(b)(g)		924	1,008,694
5.63%, 06/01/25		74	73,907
6.75%, 09/15/26		129	132,647
6.63%, 01/15/27		34	34,855
6.50%, 07/15/28		133	137,247
Southwestern Energy Co.
5.95%, 01/23/25		18	18,817
5.38%, 02/01/29(g)		378	382,725
4.75%, 02/01/32		161	160,799
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		63	64,181
5.88%, 03/15/28		124	125,240
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
6.00%, 03/01/27		41	40,842
6.00%, 12/31/30		28	27,170
6.00%, 09/01/31		105	101,089
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		744	770,129
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(g)		280	286,413
Transocean, Inc., 11.50%, 01/30/27(b)		171	176,557
Venture Global Calcasieu Pass LLC(b)(g)
3.88%, 08/15/29		807	784,509
4.13%, 08/15/31		705	691,711
3.88%, 11/01/33		1,322	1,264,162
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		200	198,000
Western Midstream Operating LP
4.75%, 08/15/28		37	38,189
4.55%, 02/01/30		80	79,600
5.45%, 04/01/44		339	343,665
5.30%, 03/01/48		206	203,940
5.50%, 08/15/48		99	97,762
5.75%, 02/01/50(g)		795	775,125

			52,497,824

Personal Products — 0.0%
Coty, Inc., 3.88%, 04/15/26(d)	EUR	100	107,445
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(b)	USD	150	139,967

			247,412

Pharmaceuticals — 2.1%
AbbVie, Inc., 2.95%, 11/21/26(g)		1,750	1,733,551
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)(g)		973	970,344
Bausch Health Cos., Inc.(b)
6.13%, 04/15/25(g)		73	73,639
9.00%, 12/15/25(n)		226	234,153
6.13%, 02/01/27		134	134,850
4.88%, 06/01/28		101	96,708
5.00%, 02/15/29		149	116,072
6.25%, 02/15/29(g)		232	190,240
7.25%, 05/30/29(g)		498	424,759
5.25%, 02/15/31		22	17,124
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(d)	EUR	100	109,247
CVS Health Corp.(g) 4.75%, 12/01/22	USD	165	167,167

Security		Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp.(g) (continued) 3.25%, 08/15/29	USD	1,750	$1,727,867
Elanco Animal Health, Inc., 6.40%, 08/28/28		156	167,313
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(b)(g)		723	634,432
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc., 6.13%, 04/01/29(b)(g)		481	438,912
Gruenenthal GmbH, 4.13%, 05/15/28(d)	EUR	100	107,583
Jazz Securities DAC, 4.38%, 01/15/29(b)(g)	USD	441	427,219
Nidda BondCo GmbH, 7.25%, 09/30/25(d)	EUR	100	104,799
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(d)		100	105,923
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	133	124,688
Organon and Co./Organon Foreign Debt Co-Issuer BV(b)(g)
4.13%, 04/30/28		790	752,637
5.13%, 04/30/31		772	744,980
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)		266	244,720
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)(g)		1,251	1,167,371
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)(g)		484	460,555
Prestige Brands, Inc., 3.75%, 04/01/31(b)		149	132,982
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/25	EUR	100	115,589
3.75%, 05/09/27		100	104,181

			11,829,605

Real Estate Management & Development — 1.5%
Adler Group SA, 2.75%, 11/13/26(d)		100	92,283
Agile Group Holdings Ltd.(d)
6.05%, 10/13/25	USD	200	64,000
(5 year CMT + 11.08%), 7.75%(a)(h)		400	72,000
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)(g)		260	245,700
China Aoyuan Group Ltd.(d)(e)(k)
6.35%, 02/08/24		400	64,000
6.20%, 03/24/26		200	32,000
China Evergrande Group(e)(k)
8.25%, 03/23/22		420	54,600
9.50%, 04/11/22(d)		200	25,000
11.50%, 01/22/23(d)		450	56,250
12.00%, 01/22/24(d)		250	31,250
China SCE Group Holdings Ltd.(d)
7.25%, 04/19/23		200	146,412
7.38%, 04/09/24		400	221,075
CIFI Holdings Group Co. Ltd.(d)
6.00%, 07/16/25		200	165,000
5.25%, 05/13/26		335	268,000
Country Garden Holdings Co. Ltd.(d)
6.50%, 04/08/24		200	164,000
6.15%, 09/17/25		200	153,000
5.13%, 01/14/27		200	139,000
DIC Asset AG, 2.25%, 09/22/26(d)	EUR	100	96,797
Easy Tactic Ltd.(d)
8.13%, 02/27/23	USD	200	43,000
11.75%, 08/02/23		200	43,000
8.63%, 02/27/24		200	42,000
Fantasia Holdings Group Co. Ltd.(d)(e)(k)
11.75%, 04/17/22		400	54,000
11.88%, 06/01/23		200	28,000
9.25%, 07/28/23		200	28,663
9.88%, 10/19/23		200	28,350

15

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(g)	USD	389	$398,064
Global Prime Capital Pte. Ltd., 5.50%, 10/18/23(d)		200	195,412
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		100	100,750
Haimen Zhongnan Investment Development International Co. Ltd., 12.00%, 06/08/22(d)		200	76,600
Howard Hughes Corp.(b)
5.38%, 08/01/28		180	180,716
4.13%, 02/01/29		149	139,801
4.38%, 02/01/31		140	131,600
Jingrui Holdings Ltd., 12.00%, 07/25/22(d)		200	80,000
Kaisa Group Holdings Ltd.(d)(e)(k)
11.95%, 10/22/22		200	39,000
11.50%, 01/30/23		200	38,000
10.88%, 07/23/23		600	117,300
11.70%, 11/11/25		200	36,913
Kennedy-Wilson, Inc., 4.75%, 02/01/30		136	129,324
KWG Group Holdings Ltd.(d)
7.40%, 03/05/24		200	81,000
5.88%, 11/10/24		231	87,780
Logan Group Co. Ltd.(d)
6.90%, 06/09/24		200	41,500
4.50%, 01/13/28		200	40,000
MAF Sukuk Ltd.(d)
4.64%, 05/14/29(g)		275	285,020
3.93%, 02/28/30		238	237,003
Modern Land China Co. Ltd., 9.80%, 04/11/23(d)(e)(k)		431	77,580
New Metro Global Ltd., 6.80%, 08/05/23(d)		200	152,000
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/24(d)		350	133,000
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		291	274,267
5.25%, 04/15/30		135	124,200
RKPF Overseas 2019 A Ltd., Series 2019-A, 6.00%, 09/04/25(d)		200	156,000
RKPF Overseas 2020 A Ltd., Series 2020-A, 5.20%, 01/12/26(d)		232	178,640
Ronshine China Holdings Ltd.(d)
8.95%, 01/22/23		200	44,000
7.35%, 12/15/23		200	34,000
6.75%, 08/05/24		200	32,000
Scenery Journey Ltd.(d)(e)(k)
11.50%, 10/24/22		219	19,710
13.00%, 11/06/22		200	18,000
12.00%, 10/24/23		200	18,000
Seazen Group Ltd., 6.45%, 06/11/22(d)		200	187,000
Shimao Group Holdings Ltd.(d)
5.60%, 07/15/26		200	52,500
3.45%, 01/11/31(g)		200	50,000
Shui On Development Holding Ltd.(d)
5.75%, 11/12/23		200	191,000
5.50%, 03/03/25		209	191,235
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(d)(e)(k)		200	4,000
Sino-Ocean Land Treasure III Ltd., (5 year CMT + 3.26%), 4.90%(a)(d)(h)		200	127,788
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)		77	74,690
Sunac China Holdings Ltd.(d) 6.50%, 01/10/25		200	49,000

Security		Par (000)	Value

Real Estate Management & Development (continued)
Sunac China Holdings Ltd.(d) (continued) 7.00%, 07/09/25(g)	USD	400	$98,000
Theta Capital Pte. Ltd., 8.13%, 01/22/25(d)		200	201,000
Times China Holdings Ltd.(d)
6.75%, 07/08/25(g)		390	152,100
6.20%, 03/22/26		277	102,490
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27(d)	GBP	40	56,055
Wanda Group Overseas Ltd., 7.50%, 07/24/22(d)	USD	400	380,000
Yango Justice International Ltd.(e)(k)
10.25%, 09/15/22		200	10,000
7.88%, 09/04/24(d)		200	10,000
7.50%, 02/17/25(d)		200	10,000
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(d)		400	380,000
Yuzhou Group Holdings Co. Ltd.(d)(e)(k)
8.38%, 10/30/24		200	26,100
7.70%, 02/20/25		200	28,000
8.30%, 05/27/25		200	28,000
Zhenro Properties Group Ltd., 7.88%, 04/14/24(d)		300	33,000

			8,496,518

Road & Rail(b) — 0.4%
Danaos Corp., 8.50%, 03/01/28		100	107,000
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(g)		1,481	1,586,363
Seaspan Corp., 5.50%, 08/01/29(g)		353	330,496

			2,023,859

Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc.(g)
3.46%, 09/15/26		578	576,175
4.11%, 09/15/28		1,594	1,612,934
Microchip Technology, Inc.(l)
0.13%, 11/15/24		250	283,640
1.63%, 02/15/25		86	272,780
1.63%, 02/15/27		61	130,807
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(b)		33	32,006
ON Semiconductor Corp., 3.88%, 09/01/28(b)		290	276,950
QUALCOMM, Inc., 1.65%, 05/20/32(g)		1,779	1,542,455
Sensata Technologies BV(b)(g)
5.63%, 11/01/24		229	236,729
5.00%, 10/01/25		324	328,455
4.00%, 04/15/29		321	305,666
Sensata Technologies, Inc.(b)
4.38%, 02/15/30(g)		407	389,232
3.75%, 02/15/31		34	31,450
Synaptics, Inc., 4.00%, 06/15/29(b)		192	180,960

			6,200,239

Software — 1.7%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)(g)		444	453,990
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)		386	365,812
Boxer Parent Co., Inc.
6.50%, 10/02/25(d)	EUR	100	111,538
7.13%, 10/02/25(b)(g)	USD	388	402,178
9.13%, 03/01/26(b)(g)		678	698,340
Cedacri Mergeco SpA, (3 mo. EURIBOR + 4.63%), 4.63%, 05/15/28(a)(d)	EUR	100	109,837
Condor Merger Sub, Inc., 7.38%, 02/15/30(b)	USD	574	550,604
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		109	100,008
Elastic NV, 4.13%, 07/15/29(b)(g)		376	349,665

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Helios Software Holdings, Inc./ION Corp. Solutions Finance SARL, 4.63%, 05/01/28(b)	USD	200	$183,762
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		230	215,625
MicroStrategy, Inc., 6.13%, 06/15/28(b)(g)		433	421,322
MSCI, Inc.(b)
4.00%, 11/15/29		83	80,608
3.63%, 09/01/30		147	137,796
3.88%, 02/15/31(g)		373	353,662
3.63%, 11/01/31		129	121,421
3.25%, 08/15/33		183	164,483
Nuance Communications, Inc., 5.63%, 12/15/26(g)		237	243,667
Open Text Corp.(b)
3.88%, 02/15/28(g)		268	256,950
3.88%, 12/01/29		157	149,150
Open Text Holdings, Inc., 4.13%, 02/15/30(b)(g)		256	242,738
Oracle Corp., 3.60%, 04/01/50(g)		785	651,049
Playtika Holding Corp., 4.25%, 03/15/29(b)(g)		476	439,110
PTC, Inc.(b)
3.63%, 02/15/25		76	75,145
4.00%, 02/15/28		187	182,188
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(g)		1,507	1,518,325
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)(g)		955	906,013

			9,484,986

Specialty Retail — 0.6%
Arko Corp., 5.13%, 11/15/29(b)		181	164,710
National Vision Holdings, Inc., 2.50%, 05/15/25(l)		244	374,540
PetSmart, Inc./PetSmart Finance Corp.(b)
4.75%, 02/15/28		343	331,477
7.75%, 02/15/29(g)		1,505	1,553,913
Staples, Inc.(b)
7.50%, 04/15/26(g)		742	720,560
10.75%, 04/15/27		202	179,780
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.25%, 09/15/24(a)(d)	EUR	100	109,786

			3,434,766

Technology Hardware, Storage & Peripherals — 0.1%
II-VI, Inc., 5.00%, 12/15/29(b)	USD	344	336,260

Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc.
4.25%, 03/15/29		156	138,060
4.13%, 08/15/31		228	192,660
Kontoor Brands, Inc., 4.13%, 11/15/29		98	89,670
Levi Strauss & Co., 3.50%, 03/01/31		111	101,649
William Carter Co., 5.63%, 03/15/27		160	162,362
Wolverine World Wide, Inc., 4.00%, 08/15/29		101	89,637

			774,038

Thrifts & Mortgage Finance — 0.2%
Home Point Capital, Inc., 5.00%, 02/01/26(b)		211	172,874
Jerrold Finco PLC, 5.25%, 01/15/27(d)	GBP	100	126,176
MGIC Investment Corp., 5.25%, 08/15/28	USD	167	164,981
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		147	149,587
5.13%, 12/15/30		104	96,200

Security		Par (000)	Value

Thrifts & Mortgage Finance (continued)
Nationstar Mortgage Holdings, Inc.(b) (continued) 5.75%, 11/15/31	USD	98	$93,464
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(b)		131	120,277

			923,559

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(d)	EUR	100	107,598

Transportation Infrastructure — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)(g)	USD	200	182,350
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200	193,375
Autostrade per l’Italia SpA, 1.63%, 01/25/28(d)	EUR	100	106,096
DP World Salaam, (5 year CMT + 5.75%), 6.00%(a)(d)(h)	USD	200	206,937
Heathrow Finance PLC, 4.63%, 09/01/29(d)(o)	GBP	100	119,765
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(g)	USD	435	447,261

			1,255,784

Utilities — 0.6%
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		71	70,467
6.50%, 10/15/28		64	63,595
FEL Energy VI Sarl, 5.75%, 12/01/40		193	172,979
Genneia SA, 8.75%, 09/02/27(b)		80	75,191
India Cleantech Energy, 4.70%, 08/10/26(b)		243	226,339
Inkia Energy Ltd., 5.88%, 11/09/27(b)(g)		377	362,698
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		250	223,719
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)(g)		519	510,597
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)		280	277,690
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		168	176,892
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(d)	GBP	168	212,682
Vistra Operations Co. LLC(b)
5.50%, 09/01/26	USD	8	8,044
5.63%, 02/15/27(g)		422	421,643
4.38%, 05/01/29		227	214,515

			3,017,051

Wireless Telecommunication Services — 2.2%
Altice France SA
5.88%, 02/01/27(d)	EUR	100	113,114
8.13%, 02/01/27(b)(g)	USD	507	522,783
5.50%, 01/15/28(b)(g)		381	353,073
4.13%, 01/15/29(d)	EUR	100	100,116
5.13%, 01/15/29(b)	USD	200	179,166
5.13%, 07/15/29(b)(g)		902	808,417
5.50%, 10/15/29(b)		477	428,003
Kenbourne Invest SA, 6.88%, 11/26/24(b)		275	269,534
Millicom International Cellular SA, 5.13%, 01/15/28(d)		248	244,481
Rogers Communications, Inc., 5.00%, 03/15/44(g)		545	578,438
SBA Communications Corp., 3.88%, 02/15/27(g)		1,153	1,124,665
Sprint Corp.(g)
7.88%, 09/15/23		177	188,063
7.13%, 06/15/24		374	401,134

17

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Corp.(g) (continued) 7.63%, 03/01/26	USD	552	$623,103
T-Mobile USA, Inc.
4.75%, 02/01/28(g)		479	486,856
2.63%, 02/15/29		240	219,055
2.88%, 02/15/31(g)		340	306,316
3.50%, 04/15/31(g)		397	373,569
3.50%, 04/15/31(b)(g)		362	340,635
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)(g)		481	448,460
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25		387	381,292
4.25%, 12/01/26(g)		968	963,934
3.75%, 02/15/27(g)		343	333,568
4.63%, 12/01/29(g)		498	496,755
4.13%, 08/15/30(g)		923	891,027
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(d)	GBP	100	120,100
4.50%, 07/15/31(d)		100	120,560
4.75%, 07/15/31(b)(g)	USD	797	751,172

			12,167,389

Total Corporate Bonds — 79.8% (Cost: $460,281,483)			440,239,943

Floating Rate Loan Interests

Aerospace & Defense — 1.8%
Atlas CC Acquisition Corp.(a)
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28.		2,580	2,566,751
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28.		525	522,051
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 5.01%, 10/30/26(a)		286	283,626
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, 11/16/28(p)		155	153,128
Dynasty Acquisition Co., Inc.(a)
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 4.51%, 04/06/26		786	771,110
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 4.51%, 04/06/26		1,462	1,434,266
Peraton Corp.(a)
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		858	849,827
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28.		2,711	2,687,864
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.71%, 12/09/25(a)		856	840,537

			10,109,160

Air Freight & Logistics(a) — 0.2%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/06/28		276	273,065

Security		Par (000)	Value

Air Freight & Logistics (continued)
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26	USD	178	$171,614
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%), 4.76%, 12/17/28		604	597,581

			1,042,260

Airlines(a) — 1.3%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28		943	953,293
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28		1,178	1,165,923
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 2.20%, 01/29/27		692	645,788
2017 Incremental Term Loan, (6 mo. LIBOR + 2.00%), 2.84%, 12/14/23		953	940,444
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27.		1,583	1,640,528
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28		1,681	1,658,612

			7,004,588

Auto Components(a) — 0.9%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/08/28		339	332,520
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/30/26		1,701	1,677,279
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 01/31/28		973	941,542
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 4.01%, 05/16/24		1,067	1,058,845
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 12/02/26		83	82,327
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 02/05/26		1,048	1,014,931

			5,107,444

Banks(a) — 0.3%
Directv Financing LLC, Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 08/02/27		1,342	1,339,178
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 5.00%), 5.50%, 10/29/28		613	603,388

			1,942,566

Beverages(a) — 0.2%
Naked Juice LLC
Delayed Draw Term Loan, (SOFR + 3.25%), 3.75%, 01/24/29		46	45,465
Term Loan, 01/24/29(p)		938	875,375

			920,840

Building Materials(a) — 0.1%
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 3.96%, 07/31/25		79	77,776
Cornerstone Building Brands, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 04/12/28		125	121,187
MI Windows & Doors LLC, 2022 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/18/27		137	135,029

			333,992

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products — 0.9%
Associated Materials Inc., 6.50%, 03/08/29	USD	396	$381,249
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 11/23/27(a)		1,206	1,170,408
CPG International, Inc., 2017 Term Loan, (1 Week LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24(a)		673	666,584
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 07/28/28(a)		337	333,346
Standard Industries, Inc., 2021 Term Loan B, (6 mo. LIBOR + 2.50%), 3.79%, 09/22/28(a)		678	676,530
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.50%, 12/31/26(a)		1,596	1,548,950

			4,777,067

Capital Markets(a) — 0.9%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 08/02/29(c)(p)		231	228,702
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		2,458	2,442,338
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28(c)		642	640,395
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 4.06%, 11/12/27		577	569,577
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.50%), 3.00%, 07/01/28		630	620,942
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/12/24		222	219,864

			4,721,818

Chemicals(a) — 1.8%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		1,038	1,033,377
Atotech BV, 2021 USD Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 03/18/28		1,356	1,336,435
Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 2.76%, 06/01/24		515	509,568
CPC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 12/29/27(c)		286	277,527
Element Materials Technology Group U.S. Holdings, Inc., 2017 USD Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.51%, 06/28/24		344	338,881
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.46%, 01/31/26		850	841,231
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 06/30/27		415	400,277
Lonza Group AG
USD 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 07/03/28		17	16,512
USD Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/03/28		383	373,053
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 3.51%, 03/02/26		680	672,197
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.70%, 05/15/24		686	676,514
New Arclin U.S. Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.25%, 09/30/28		516	502,912

Security		Par (000)	Value

Chemicals (continued)
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 3.56%, 10/14/24	USD	733	$716,278
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 3.00%, 06/09/28		672	662,401
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		435	426,602
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/02/28(c)		593	584,610
Starfruit Finco BV, 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 10/01/25		91	89,621
W.R. Grace & Co.-Conn., 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 4.81%, 09/22/28		221	219,231

			9,677,227

Commercial Services & Supplies(a) — 1.8%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 05/12/28.		1,246	1,225,711
Aramark Services, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 2.21%, 03/11/25		375	366,660
2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.96%, 04/06/28		383	377,439
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.12%), 3.58%, 11/03/23		183	181,365
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.46%, 11/03/24		377	372,044
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.71%, 12/23/26		888	867,329
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.71%, 01/31/28		364	356,356
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 5.71%, 01/20/29		646	630,658
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 10/08/28		425	420,154
Covanta Holding Corp.(p)
2021 Term Loan B, 11/30/28		487	484,005
2021 Term Loan C, 11/30/28		36	36,255
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.71%, 12/12/25		834	828,596
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.76%, 05/09/25		176	172,514
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.50%, 05/30/25		175	174,201
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 09/19/26(c)		459	454,121
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28		748	735,636
Prime Security Services Borrower LLC, 2021 Term Loan, (6 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26		302	299,090
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.76%, 06/16/26		123	102,116

19

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.46%, 08/27/25	USD	1,271	$1,264,571
Viad Corp., Initial Term Loan, (1 mo. LIBOR + 5.00%), 5.50%, 07/30/28		354	348,907

			9,697,728

Communications Equipment — 0.2%
ViaSat, Inc., Term Loan, (3 mo. LIBOR + 4.50%), 5.00%, 03/04/29		1,096	1,088,998

Construction & Engineering(a) — 0.8%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.26%, 06/21/24		1,680	1,600,521
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 01/21/28		424	420,004
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 06/02/28		1,839	1,814,094
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 05/12/28		712	704,184

			4,538,803

Construction Materials(a) — 0.7%
Core & Main LP, 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.95%, 07/27/28		2,685	2,658,010
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/29/25		1,122	1,101,462
Tamko Building Products LLC, Term Loan B, (2 mo. LIBOR + 3.00%), 3.30%, 05/29/26		356	348,411

			4,107,883

Containers & Packaging(a) — 0.9%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.48%, 04/03/24		1,051	1,035,071
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		2,239	2,224,730
Flex Acquisition Co., Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%), 4.00%, 03/02/28		472	470,720
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.46%, 08/01/26		137	133,385
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27(c)		581	566,805
Trident TPI Holdings, Inc.
2021 Delayed Draw Term Loan, 4.00%, 09/15/28		41	40,009
2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 09/17/28		455	448,737

			4,919,457

Distributors(a) — 0.4%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.46%, 01/15/27		508	500,700
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (1 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24		407	386,849
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/28/24		1,313	1,113,394

			2,000,943

Security		Par (000)	Value

Diversified Consumer Services — 1.1%
Amentum Government Services Holdings LLC, 2022 Term Loan, (SOFR + 4.00%), 4.50%, 02/15/29(a)	USD	328	$324,310
Ascend Learning, LLC(a)
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 12/10/29		299	296,758
2021 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/10/28		602	595,861
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.75%, 11/23/28(a)		410	404,848
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 07/11/25(a)		833	821,755
Midas Intermediate Holdco II LLC, 2020 Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.68%, 12/22/25(a)		1,546	1,441,150
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 2.76%, 05/15/24(a)		406	400,532
Ola Singapore PTE, Ltd., Term Loan, (SOFR + 6.25%, 0.75% Floor), 7.00%, 12/15/26		356	344,089
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/28/27(a)		296	292,680
Serta Simmons Bedding LLC(a)
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23		187	187,083
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23		251	236,441
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%), 5.00%, 01/15/27(a)		628	627,425
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 07/20/28(a)		307	302,758

			6,275,690

Diversified Financial Services — 3.5%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.96%, 07/31/26(a)		711	707,552
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 03/10/28(a)(c)		343	341,506
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 02/04/28(a)		774	760,929
AqGen Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.56%, 08/02/28(a)(c)		1,511	1,498,978
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 10/22/26(a)		980	952,615
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 09/01/28(a)		1,325	1,313,883
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 4.23%, 02/17/23(c)		25	4,900
Delta TopCo, Inc.(a)
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28		261	255,344
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27.		755	741,690
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR + 4.00%), 5.00%, 02/07/25(a)		514	504,337
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 10/01/27(a)(c)		2,315	2,309,323

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 02/16/28(a)	USD	207	$204,359
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24(a)		681	670,507
KKR Apple Bidco LLC(a)
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 09/21/29		100	99,188
2021 Term Loan, (1 mo. LIBOR + 3.00%), 3.50%, 09/23/28		245	241,896
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.21%, 12/18/27(a)		1,058	1,030,535
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 11/02/27(a)		150	149,214
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 09/25/26(a)		1,031	1,021,493
RVR Dealership Holdings LLC, Term Loan B, (SOFR + 3.75%, 0.75% Floor), 4.50%, 02/08/28(a)		298	283,267
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR + 2.00%), 3.01%, 11/05/28(a)		591	581,644
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.96%, 01/23/25(a)		530	508,973
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.26%, 07/30/25(a)		752	728,315
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.01%, 09/01/25(a)		2,599	2,424,717
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 02/28/27(a)		725	717,635
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 10/19/27(a)		539	532,209
Ziggo Financing Partnership, USD Term Loan I, (3 mo. LIBOR + 2.50%), 2.90%, 04/30/28(a)		510	501,794

			19,086,803

Diversified Telecommunication Services(a) — 0.5%
Cablevision Lightpath LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 11/30/27		227	223,945
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/02/27		349	325,954
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.81%, 05/01/28		752	739,097
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 11/04/26		731	724,176
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 03/01/27		566	555,069

			2,568,241

Electric Utilities(a) — 0.6%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 12/15/27		711	702,754
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.51%, 03/31/28		2,551	2,484,242

			3,186,996

Security		Par (000)	Value

Electrical Equipment(a) — 0.4%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 06/23/28	USD	633	$623,593
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.01% Floor), 3.25%, 03/31/27		861	847,702
II-VI, Inc., 2021 Bridge Term Loan B, 12/01/28(c)(p)		662	657,035

			2,128,330

Electronic Equipment, Instruments & Components — 0.0%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 02/12/25(a)		147	144,594

Environmental, Maintenance & Security Service(a) — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 09/07/27		787	777,288
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27		433	429,575

			1,206,863

Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 05/11/24(a)		242	238,710

Food & Staples Retailing(a) — 0.2%
U.S. Foods, Inc.
2019 Term Loan B, (3 mo. LIBOR + 2.00%), 2.51%, 09/13/26		397	388,694
2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.26%, 11/22/28		469	462,487

			851,181

Food Products(a) — 1.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 10/01/25		656	567,376
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.96%, 10/10/26		163	159,458
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/23/27		1,386	1,359,910
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.71%, 01/29/27		1,721	1,687,942
Hostess Brands LLC, 2019 Term Loan, (3 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 08/03/25		419	413,419
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.00%), 6.65%, 01/24/30		496	493,584
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.71%, 02/05/26		255	247,552
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		448	442,327
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 01/20/28		275	270,327

			5,641,895

Gas Utilities — 0.3%
Freeport LNG Investments, LLLP, Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 12/21/28(a)		1,666	1,653,437

Health Care Equipment & Supplies — 0.8%
Electron BidCo, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%), 4.26%, 11/01/28(a)		1,009	996,788
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 05/04/28(a)(c)		286	283,696

21

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Medline Borrower, LP, USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 10/21/28(a)	USD	2,260	$2,235,950
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.23%, 06/30/25(a)		853	849,566
Venga Finance SARL, 2021 USD Term Loan B, 12/04/28(p)		263	254,735

			4,620,735

Health Care Providers & Services(a) — 1.0%
CHG Healthcare Services, Inc., 2021 Term Loan, (6 mo. LIBOR + 3.50%), 4.51%, 09/29/28		468	462,829
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.01%, 01/08/27		677	673,915
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.20%, 10/10/25		745	492,968
EyeCare Partners LLC
2020 Term Loan, (3 mo. LIBOR + 3.75%), 4.76%, 02/18/27		861	848,776
2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 7.76%, 11/15/29		174	173,585
2021 Delayed Draw Term Loan, 4.76%, 11/15/28		39	38,751
2021 Incremental Term Loan, (3 mo. LIBOR + 3.75%), 4.76%, 11/15/28		157	155,004
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 5.51%, 03/05/26(c)		443	397,363
Orbcomm, Inc., Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28		389	384,621
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		21	20,605
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%), 3.25%, 12/13/26		578	569,810
WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 12/23/28		1,150	1,142,260

			5,360,487

Health Care Services(a) — 0.4%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.80%, 07/25/26		1,126	1,110,124
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 7.50%, 11/01/29		247	237,120
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/18/27		704	695,373

			2,042,617

Health Care Technology(a) — 0.5%
Athenahealth, Inc., 2022 Term Loan B, (SOFR + 3.50%), 4.00%, 02/15/29		1,312	1,296,281
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 10/10/25		577	571,923
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 06/04/28		896	885,860
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 07/25/26		271	268,505

			3,022,569

Hotels, Restaurants & Leisure(a) — 2.4%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.21%, 11/19/26		990	967,634

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 02/02/26	USD	277	$270,593
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 12/23/24		1,136	1,128,523
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 3.96%, 07/20/25		357	355,639
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 2.46%, 03/17/28		342	337,118
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.01%, 03/08/24		2,317	2,173,150
Fertitta Entertainment LLC, 2022 Term Loan B, (SOFR + 4.00%), 4.50%, 01/27/29		1,855	1,843,199
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.46%, 11/30/23		545	542,536
Golden Nugget, Inc., 2020 Initial Term Loan, (1 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(c)		80	84,480
IRB Holding Corp., 2020 Term Loan B, (6 mo. LIBOR + 2.75%, 1.00% Floor), 3.76%, 02/05/25		609	601,918
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 03/11/28		582	572,725
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 3.21%, 08/14/24		357	355,755
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 07/21/26		564	559,119
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 02/08/27		836	824,181
Travelport Finance Luxembourg SARL(i)
2020 Super Priority Term Loan, 02/28/25(p)		527	535,854
2021 Consented Term Loan, (1.75% PIK), 6.01%, 05/29/26		831	730,091
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 10/01/28		301	299,164
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 08/03/28		941	928,301
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 05/30/25		200	197,864

			13,307,844

Household Durables — 0.6%
ACProducts Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.25%), 4.75%, 05/17/28(a)		1,076	968,114
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 2.21%, 02/04/27(a)		139	136,466
Snap One Holdings Corp., Term Loan B, (3 mo. LIBOR + 4.50%), 5.51%, 12/08/28		494	484,281
Solis IV BV, USD Term Loan B1, (3 mo. LIBOR + 3.50%), 4.00%, 02/26/29		1,006	984,622
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/06/28(a)		359	347,630
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27(a)		406	392,322

			3,313,435

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Products — 0.0%
Spectrum Brands, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.00%), 2.50%, 03/03/28(a)	USD	219	$215,646

Independent Power and Renewable Electricity Producers(a) — 0.2%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 01/15/25 .		881	864,186
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.46%, 08/12/26		286	281,980

			1,146,166

Industrial Conglomerates — 1.0%
AVSC Holding Corp.(i)
2020 Term Loan B1, (0.25% PIK), 4.25%, 03/03/25(a)		1,297	1,216,660
2020 Term Loan B3, (10.00% PIK), 5.00%, 10/15/26		429	518,329
Diamond BC BV, 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 09/29/28(a)		1,096	1,072,683
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23(a)		453	452,733
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.76%, 07/28/28(a)		263	246,004
Vertical US Newco, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 07/30/27(a)		733	726,944
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.99%, 03/02/27(a)		1,488	1,448,950

			5,682,303

Insurance(a) — 1.4%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 05/09/25		836	826,062
2021 Term Loan B4, (1 mo. LIBOR + 3.50%), 4.00%, 11/06/27		2,140	2,123,894
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28		1,012	994,582
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27		538	530,538
2021 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 02/12/27		285	281,295
Hub International Ltd.
2018 Term Loan B, (2 mo. LIBOR + 3.00%), 3.27%, 04/25/25		350	345,241
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25.		1,432	1,421,980
NFP Corp., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 3.71%, 02/13/27		114	111,224
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		202	200,166
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 09/03/26		523	518,925
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		185	183,927

			7,537,834

Interactive Media & Services(a) — 1.2%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 2.75%, 0.75% Floor), 3.76%, 06/26/28		1,063	1,045,597

Security		Par (000)	Value

Interactive Media & Services (continued)
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 12/06/27	USD	933	$916,353
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26		1,618	1,600,347
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.45%, 08/10/27		829	821,195
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		2,185	2,130,599

			6,514,091

Internet & Direct Marketing Retail(a) — 0.1%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 11/08/27		300	298,097
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%), 4.75%, 02/13/27(c)		111	110,604

			408,701

Internet Software & Services — 0.1%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 02/25/27(a)		837	832,591

IT Services(a) — 2.4%
Aruba Investments, Inc., 2020 USD Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/24/27		338	332,535
Banff Merger Sub, Inc., 2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 4.21%, 10/02/25		757	751,936
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 10/31/26		1,506	1,487,850
CCC Intelligent Solutions, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 3.26%, 09/21/28		732	724,111
CoreLogic, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 06/04/28		1,826	1,801,870
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.21%, 04/30/28.		954	936,838
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		2,576	2,569,402
Optiv Security, Inc., 1st Lien Term Loan, (6 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		503	490,160
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27		1,219	1,193,479
Trans Union LLC
2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 2.21%, 11/16/26.		759	746,802
2021 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 12/01/28		1,118	1,107,938
Virtusa Corp., 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28(c)		444	440,065
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 2.71%, 03/31/28		433	426,837
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 02/02/26		89	88,555

			13,098,378

Leisure Products — 0.0%
Fender Musical Instruments Corp., 2021 Term Loan B, (SOFR + 4.00%), 4.50%, 12/01/28(a)		299	296,304

23

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Life Sciences Tools & Services(a) — 1.2%
Avantor Funding, Inc.
2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.50%, 11/21/24	USD	168	$166,501
2021 Term Loan B5, (1 mo. LIBOR + 2.25%), 2.75%, 11/08/27		1,264	1,252,784
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		1,841	1,832,072
ICON Luxembourg SARL
LUX Term Loan, (3 mo. LIBOR + 2.25%), 3.31%, 07/01/28		1,038	1,032,288
US Term Loan, (3 mo. LIBOR + 2.25%), 3.31%, 07/01/28		259	257,196
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. LIBOR + 3.00%), 3.50%, 10/19/27(c)		481	478,603
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 11/15/28		1,477	1,464,420

			6,483,864

Machinery(a) — 1.4%
Albion Financing 3 SARL, USD Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 08/17/26		761	752,908
ASP Blade Holdings, Inc., Initial Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 10/15/28		273	269,323
Clark Equipment Co., 2021 Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 05/18/24		535	533,496
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.81%, 05/14/28		163	160,374
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 10/21/28		498	490,299
Fluidra SA, 2022 USD Term Loan B, (SOFR + 2.00%), 2.50%, 01/29/29		128	126,499
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 2.21%, 02/28/27		569	558,608
Madison IAQ LLC, Term Loan, (6 mo. LIBOR + 3.25%), 4.52%, 06/21/28		2,320	2,280,974
SPX Flow, Inc., 03/16/29(p)		594	578,158
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 03/28/25		2,084	2,035,294
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.75%, 10/04/28		64	63,414

			7,849,347

Media — 4.8%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23(a)		1,078	1,023,098
Altice Financing SA(a)
2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 2.99%, 07/15/25		439	427,296
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.99%, 01/31/26		529	508,852
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.51%, 08/14/26(a)		1,328	1,302,130
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 04/22/26(a)(p)		439	390,184
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.46%, 05/03/28(a)		409	402,367
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 2.21%, 04/30/25(a)		1,257	1,251,154

Security		Par (000)	Value

Media (continued)
City Football Group Ltd., Term Loan, (6 mo. LIBOR + 3.50%), 4.00%, 07/21/28(a)	USD	678	$663,886
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.80%, 08/21/26(a)		2,124	2,086,275
CMG Media Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 12/17/26(a)		583	573,413
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26(a)		3,110	3,079,998
CSC Holdings LLC(a)
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.65%, 07/17/25		649	636,942
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.90%, 04/15/27		1,000	981,115
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28(a)		359	356,238
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 03/24/25(a)		516	508,057
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.25%, 10/19/26(a)		1,081	1,054,074
MH Sub I LLC(a)
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 09/13/24		1,895	1,869,111
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		1,460	1,441,922
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.71%, 02/23/29		581	574,464
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(a)(c)		1,479	1,464,731
Trader Interactive LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 07/28/28(a)(c)		230	226,512
UPC Financing Partnership, 2021 USD Term Loan AX, (3 mo. LIBOR + 3.00%), 3.40%, 01/31/29(a)		228	224,676
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 3.65%, 01/31/29(a)		917	910,700
Voyage Digital Ltd., 03/03/29(c)(p)		431	422,380
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 05/18/25(a)		1,925	1,890,578
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.58%, 01/20/28(a)		261	258,093
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/09/27(a)		2,250	2,187,362

			26,715,608

Oil, Gas & Consumable Fuels(a) — 0.8%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25(c)		330	352,275
Citgo Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR + 7.00%, 0.01% Floor), 8.00%, 08/01/23		2	1,921
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 12/13/25		361	331,788
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 06/28/24(c)		16	9,466
2020 Take Back Term Loan, (1 mo. LIBOR + 1.00%), 1.46%, 06/30/25		113	56,188

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Lucid Energy Group II Borrower LLC, 2021 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 11/24/28	USD	1,499	$1,488,393
Medallion Midland Acquisition, LLC, 10/18/28(p)		903	892,281
Oryx Midstream Services Permian Basin LLC, Term Loan B, 09/30/28(p)		1,503	1,489,489

			4,621,801

Personal Products — 0.4%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 10/01/26(a)		2,220	2,203,066

Pharmaceuticals — 1.3%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 05/04/25(a)		753	740,740
Bausch Health Americas Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 06/02/25(a)		937	928,082
Bausch Health Cos., Inc., 2022 Term Loan B, 5.75%, 01/27/27		1,079	1,066,861
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%), 2.50%, 02/22/28(a)(c)		1,045	1,042,685
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.98%, 08/01/27(a)		281	276,112
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 11/15/27(a)		656	644,348
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 05/05/28(a)		740	736,670
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%), 3.56%, 06/02/28(a)		675	670,699
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 4.01%, 11/18/27(a)		1,076	1,053,596

			7,159,793

Professional Services(a) — 0.4%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (SOFR + 3.25%), 3.56%, 01/18/29(c)		306	302,940
Term Loan, (1 mo. LIBOR + 3.25%), 3.70%, 02/06/26		1,820	1,800,997

			2,103,937

Real Estate Management & Development(a) — 0.3%
Chamberlain Group, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 4.51%, 11/03/28		1,050	1,036,366
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 08/21/25		559	550,268

			1,586,634

Road & Rail — 0.1%
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.80%, 08/04/25(a)		379	345,227

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment(a) — 0.1%
CMC Materials, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.50%, 11/17/25	USD	458	$453,453
Synaptics, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 2.75%, 12/02/28		255	253,367

			706,820

Software — 5.6%
Applied Systems, Inc.(a)
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), /24 5.50%, 09/19/24		98	95,698
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 6.51%, 09/19/25		251	249,236
Barracuda Networks, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.73%, 02/12/25(a) .		1,291	1,283,895
Cloudera, Inc.(a)
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%), 6.50%, 10/08/29(c)		618	607,185
2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.25%, 10/08/28		1,118	1,102,628
ConnectWise LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 09/30/28(a)		494	489,812
Cornerstone OnDemand, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%), 4.25%, 10/15/28(a)		520	514,150
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.50%, 05/27/24(a)		441	419,134
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 02/04/28(a)		113	111,785
Epicor Software Corp.(a)
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		850	865,938
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/31/27		289	286,621
Helios Software Holdings, Inc., 2021 USD Term Loan B, (6 mo. LIBOR + 3.75%), 5.25%, 03/11/28(a)		868	859,121
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 10/29/28(a)		2,284	2,257,437
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.27%, 10/29/28(a)(c)		312	310,440
IPS Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 10/01/28(a)		255	247,923
Magenta Buyer LLC(a)
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28		1,514	1,499,765
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 0.75% Floor), 9.00%, 07/27/29		1,211	1,197,376
McAfee LLC, 2022 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.50%, 03/01/29		1,642	1,627,633
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27(a)		578	574,934
Planview Parent, Inc., Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 12/17/27(a)		1,029	1,014,947
Proofpoint, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 3.76%, 08/31/28(a)		1,774	1,752,594
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 04/22/28(a)		3,479	3,435,467
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.71%, 05/30/25(a)		31	30,732

25

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Restoration Hardware, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 10/20/28(a)	USD	468	$458,381
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.45%, 08/01/25(a)		604	596,506
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 10/07/27(a)		752	743,728
SS&C Technologies Inc, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.21%, 04/16/25(a)		468	459,703
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 2.21%, 04/16/25(a)		576	566,620
Tempo Acquisition LLC, 2022 Term Loan B, (SOFR + 3.00%), 3.50%, 08/31/28(a)		2,301	2,283,110
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.71%, 03/04/28(a)		1,429	1,424,034
Ultimate Software Group, Inc.(a)
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 05/03/27		843	834,923
2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 05/04/26		1,879	1,861,969
Term Loan B, (3 mo. LIBOR + 3.75%), 4.76%, 05/03/26		1,051	1,046,259

			31,109,684

Specialty Retail(a) — 1.8%
Belron Finance U.S. LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 2.69%, 11/13/25		180	178,305
2019 USD Term Loan B3, (3 mo. LIBOR + 2.25%), 2.56%, 10/30/26		411	405,677
2021 USD Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 04/13/28		1,227	1,216,721
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (SONIA CMPD + 4.50%), 4.96%, 06/23/25	GBP	1,000	1,280,480
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%), 5.25%, 03/31/26	USD	234	230,628
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 11/24/28		313	310,083
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 05/04/28		1,277	1,267,588
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.71%, 08/31/26		826	816,415
Medical Solutions LLC, 2021 First Lien Term Loan, (3 mo. LIBOR + 3.50%), 4.51%, 11/01/28		1,087	1,076,147
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		2,212	2,202,661
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 08/04/28		431	424,282
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		304	297,484
WOOF Holding, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.68%, 12/21/27		228	225,708

			9,932,179

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.46%, 07/23/26(a)		395	384,080

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan B, (SOFR + 3.50%), 3.50%, 02/17/29(a)	USD	732	$712,917

Trading Companies & Distributors(a) — 0.4%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 05/19/28		617	607,329
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 01/31/28.		690	676,881
ION Trading Finance Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 5.76%, 04/01/28		301	297,970
SRS Distribution, Inc., 2022 Incremental Term Loan, (SOFR + 3.50%), 4.00%, 06/04/28		410	404,138

			1,986,318

Wireless Telecommunication Services(a) — 0.3%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/30/28.		434	430,023
MetroNet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/02/28		263	260,506
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 04/11/25		1,061	1,046,452

			1,736,981

Total Floating Rate Loan Interests — 52.2% (Cost: $290,167,348)			288,011,471

Foreign Agency Obligations

Argentina — 0.0%
Argentine Republic Government International Bond, 2.50%, 07/09/41(g)(o)		351	123,629

Bahrain — 0.0%
Bahrain Government International Bond, 6.75%, 09/20/29(d)		200	210,725

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42(g)		200	205,400

Colombia — 0.2%
Colombia Government International Bond
4.50%, 01/28/26(g)		443	442,945
3.88%, 04/25/27(g)		200	192,537
3.13%, 04/15/31		200	169,225

			804,707

Dominican Republic — 0.2%
Dominican Republic International Bond
5.95%, 01/25/27(d)(g)		491	494,682
5.50%, 02/22/29(b)		155	153,092
4.50%, 01/30/30(b)		200	183,663
4.88%, 09/23/32(b)		335	303,552
6.40%, 06/05/49(d)		150	140,231

			1,275,220

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		200	158,500

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Guatemala — 0.1%
Guatemala Government Bond(b)
5.38%, 04/24/32	USD	200	$209,162
4.65%, 10/07/41		200	185,663

			394,825

Iceland — 0.6%
Iceland Government International Bond, 5.88%, 05/11/22(d)(g)		3,030	3,043,516

Indonesia — 0.1%
Indonesia Government International Bond
4.10%, 04/24/28		221	234,647
5.35%, 02/11/49(g)		200	230,272

			464,919

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)		200	203,038

Mexico — 0.1%
Mexico Government International Bond(g)
4.15%, 03/28/27		397	417,842
3.75%, 01/11/28		200	203,700

			621,542

Mongolia — 0.1%
Mongolia Government International Bond, 5.13%, 04/07/26(d)		250	246,278

Morocco — 0.1%
Morocco Government International Bond
3.00%, 12/15/32(b)(g)		300	258,750
4.00%, 12/15/50(d)		222	177,322

			436,072

Nigeria — 0.0%
Nigeria Government International Bond, 7.88%, 02/16/32(d)		200	187,750

Oman — 0.1%
Oman Government International Bond, 6.50%, 03/08/47(d)		308	301,840

Panama — 0.1%
Panama Government International Bond(g)
3.16%, 01/23/30		445	434,932
4.50%, 04/16/50		211	209,259

			644,191

Paraguay — 0.1%
Paraguay Government International Bond
5.40%, 03/30/50(d)		200	201,163
5.40%, 03/30/50(b)		200	201,162

			402,325

Peru — 0.1%
Peruvian Government International Bond(g)
2.78%, 01/23/31		29	27,356
1.86%, 12/01/32		259	221,817
3.00%, 01/15/34		116	108,692

			357,865

Portugal — 0.6%
Portugal Government International Bond, 5.13%, 10/15/24(b)(g)		3,190	3,370,095

Security		Par (000)	Value

Qatar — 0.0%
Qatar Government International Bond, 4.00%, 03/14/29(b)(g)	USD	200	$213,500

Romania — 0.0%
Romanian Government International Bond, 3.00%, 02/14/31(b)(g)		140	129,675

Saudi Arabia — 0.1%
Saudi Government International Bond(d)
4.50%, 04/17/30(g)		325	355,062
2.25%, 02/02/33		200	183,500

			538,562

South Africa — 0.1%
Republic of South Africa Government International Bond
5.65%, 09/27/47		200	174,225
5.75%, 09/30/49		200	174,413

			348,638

Sri Lanka — 0.1%
Sri Lanka Government International Bond(d)
6.85%, 03/14/24		400	196,044
6.35%, 06/28/24		200	98,022
7.85%, 03/14/29		400	189,044

			483,110

Ukraine — 0.0%
Ukraine Government International Bond
9.75%, 11/01/28(d)		236	99,120
7.25%, 03/15/33(b)(g)		200	82,500

			181,620

Uruguay — 0.0%
Uruguay Government International Bond, 4.98%, 04/20/55.		87	101,696

Total Foreign Agency Obligations — 2.8% (Cost: $16,305,245)			15,449,238

		Shares

Investment Companies

Fixed Income Funds — 0.5%
Invesco Senior Loan ETF		120,501	2,623,307

Total Investment Companies — 0.5% (Cost: $2,672,796)			2,623,307

		Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.6%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	1,120	797,173
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,892	1,091,310
Countrywide Alternative Loan Trust, Series 2007-19, Class 1A1, 6.00%, 08/25/37		563	376,214

27

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35	USD	122	$119,581
Series 2006-17, Class A2, 6.00%, 12/25/36		662	372,297
Series 2007-HY5, Class 3A1, 3.01%, 09/25/37(a)		335	326,583
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.64%, 10/25/35(a)		334	222,715

			3,305,873

Commercial Mortgage-Backed Securities — 0.8%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 04/14/33(a)(b)		4,830	4,720,005

Total Non-Agency Mortgage-Backed Securities — 1.4% (Cost: $8,745,361)			8,025,878

		Benefical Interest (000)

Other Interests(q)

IT Services(c) — 0.0%
Millennium Corp.	USD	861	—
Millennium Lender Claim Trust		918	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)

Preferred Securities

Capital Trusts — 5.1%

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(a)(g)(h)	USD	365	382,410
Volkswagen International Finance NV, 4.38%, 12/31/49.	EUR	100	110,167

			492,577

Banks(a)(h) — 1.4%
Al Ahli Bank of Kuwait KSCP, 7.25%(d)	USD	200	203,100
Banco Mercantil del Norte SA, 6.75%(b)(g)		396	385,803
Bank of East Asia Ltd., 5.88%(d)		250	249,031
Burgan Bank SAK, 5.75%(d)		250	240,984
Industrial & Commercial Bank of China Ltd., 3.20%(d).		200	195,250
ING Groep NV, 3.88%(g)		1,750	1,522,500
Kasikornbank PCL, 5.28%(d)		405	393,939
Nanyang Commercial Bank Ltd., 5.00%(d)		200	199,875
Nordea Bank Abp, 3.75%(b)(g)		560	480,665
Rizal Commercial Banking Corp., 6.50%(d)		200	190,100
TMBThanachart Bank PCL, 4.90%(d)		250	239,578
U.S. Bancorp, 3.70%(g)		1,665	1,506,825
Wells Fargo & Co.(g)
Series S, 5.90%		1,500	1,511,250
Series U, 5.88%		384	401,203

			7,720,103

Security		Par (000)	Value

Capital Markets — 0.5%
Bank of New York Mellon Corp., Series I, 3.75%(a)(g)(h)	USD	3,110	$2,874,884

Diversified Financial Services(a)(h) — 2.6%
Bank of America Corp.(g)
Series AA, 6.10%		15	15,646
Series DD, 6.30%		215	228,642
Series X, 6.25%		1,929	1,994,007
Series Z, 6.50%		143	149,435
Barclays PLC, 4.38%(g)		455	400,741
Credit Agricole S.A., 4.75%(b)		400	362,972
Credit Suisse Group AG
6.38%(b)(g)		295	291,186
6.25%(d)		200	201,500
HSBC Holdings PLC(g)
6.25%		695	704,327
6.00%		415	422,262
JPMorgan Chase & Co.(g)
Series FF, 5.00%		2,865	2,855,474
Series HH, 4.60%		253	243,829
Series R, 6.00%		92	93,150
Lloyds Banking Group PLC, 7.50%(g)		1,250	1,328,644
Natwest Group PLC, 6.00%(g)		1,185	1,210,063
Societe Generale SA, 5.38%(b)(g)		2,250	2,098,260
UBS Group AG, 3.88%(b)(g)		1,500	1,381,425
Woori Bank, 4.25%(d)		250	244,031

			14,225,594

Electric Utilities(a) — 0.4%
Edison International, Series B, 5.00%(h)		175	164,238
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(g)		1,750	1,796,167

			1,960,405

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(a)(b)(h)		240	233,700

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(a)(d)(h)		200	199,038

Oil, Gas & Consumable Fuels — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(a)(d)(h)	EUR	100	108,181

Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 3.00%(a)(d)(h)		100	92,633

Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(a)(d)(h)		100	96,411

Utilities — 0.0%
Electricite de France SA, 3.00%(a)(d)(h)		200	205,209

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 2.63%, 08/27/80(a)(d)		100	107,412

			28,316,147

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Shares	Value

Preferred Stocks — 1.8%

Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $134,650)(f)		137,556	$1,416

Capital Markets(a)(h) — 1.8%
Goldman Sachs Group, Inc., Series J, 5.50%		202,526	5,158,337
Morgan Stanley
Series F, 6.88%		120,000	3,205,200
Series K, 5.85%		53,253	1,392,566

			9,756,103

			9,757,519

Total Preferred Securities — 6.9% (Cost: $39,380,091)			38,073,666

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations(b) — 0.1%
Dominican Republic International Bond, 6.00%, 02/22/33	USD	150	145,997
Romanian Government International Bond, 3.63%, 03/27/32		94	88,947

			234,944

Collateralized Mortgage Obligations — 0.2%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.46%, 10/25/29(a)		1,148	1,172,509

Mortgage-Backed Securities — 4.8%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class X1, 1.03%, 12/25/24(a)		32,504	770,229

Uniform Mortgage-Backed Securities
5.00%, 08/01/23		8	7,723
2.00%, 04/18/37(r)		12,500	12,140,137
2.50%, 10/01/51 - 01/01/52(g)		14,198	13,630,412

			26,548,501

Total U.S. Government Sponsored Agency Securities — 5.1% (Cost: $29,065,586)			27,955,954

U.S. Treasury Obligations
U.S. Treasury Bonds(g)
2.88%, 05/15/49		1,350	1,451,777
1.88%, 02/15/51(s)		3,250	2,839,815
U.S. Treasury Notes(g)
2.75%, 04/30/23 - 08/31/25		14,150	14,275,453
1.25%, 03/31/28		8,000	7,461,875
1.13%, 02/15/31		6,500	5,869,043

Total U.S. Treasury Obligations — 5.8% (Cost: $32,616,097)			31,897,963

		Shares

Warrants

Metals & Mining — 0.0%
Ameriforge Group, Inc. (Expires 06/08/24)(e)		2,542	—

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Expires 10/24/24)(e)	345	$4,964

Total Warrants — 0.0% (Cost: $ — )		4,964

Total Long-Term Investments — 158.4% (Cost: $908,643,132)		874,238,537

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(t)(u)	5,378,843	5,378,843

Total Short-Term Securities — 1.0% (Cost: $5,378,843)		5,378,843

Options Purchased — 0.3% (Cost: $1,533,578)		1,746,648

Total Investments Before Options Written — 159.7% (Cost: $915,555,553)		881,364,028

Options Written — (0.9)% (Premiums Received: $(2,405,711))		(4,892,735)

Total Investments, Net of Options Written — 158.8% (Cost: $913,149,842)		876,471,293

Liabilities in Excess of Other Assets — (58.8)%		(324,661,889)

Net Assets — 100.0%		$551,809,404

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,416, representing less than 0.05% of its net assets as of period end, and an original cost of $134,650.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Perpetual security with no stated maturity date.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Zero-coupon bond.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Convertible security.
(m)	Rounds to less than 1,000.
(n)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)	Represents or includes a TBA transaction.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Affiliate of the Fund.
(u)	Annualized 7-day yield as of period end.

29

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,969,680	$409,163	(a)	$—	$—	$—	$5,378,843	5,378,843	$583	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	0.55	%(b)	06/29/21	Open		$790,119	$791,929	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	06/29/21	Open		371,995	373,416	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	06/29/21	Open		326,430	327,677	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	06/29/21	Open		1,023,710	1,027,620	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	06/29/21	Open		536,270	538,318	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	06/29/21	Open		518,141	520,120	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	06/29/21	Open		549,010	551,107	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	06/29/21	Open		385,328	386,799	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	06/29/21	Open		196,284	197,033	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	06/29/21	Open		561,045	563,188	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/12/21	Open		1,266,580	1,270,267	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/15/21	Open		428,106	429,646	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/15/21	Open		1,213,212	1,217,577	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/15/21	Open		170,435	171,048	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	07/16/21	Open		123,895	124,291	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/19/21	Open		732,929	735,525	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		210,313	210,901	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		642,366	644,165	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		1,023,390	1,026,255	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		149,425	149,843	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		256,883	257,602	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		174,500	174,989	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	08/02/21	Open		535,435	537,227	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	08/06/21	Open		430,200	431,604	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	08/23/21	Open		396,880	397,802	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	08/23/21	Open		426,073	427,062	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	09/20/21	Open		155,691	155,925	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	10/15/21	Open		367,965	368,606	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	10/26/21	Open		985,455	986,736	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/26/21	Open		1,883,612	1,887,694	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/26/21	Open		618,540	619,880	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/27/21	Open		646,949	648,341	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/02/21	Open		498,995	500,028	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	11/05/21	Open		169,125	169,396	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/16/21	Open		175,840	176,170	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	11/18/21	Open		41,698	41,744	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	11/18/21	Open		143,003	143,161	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	11/18/21	Open		239,401	239,667	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	11/18/21	Open		303,613	303,949	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	11/18/21	Open		89,700	89,799	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	11/18/21	Open		124,583	124,721	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	11/18/21	Open		52,938	53,026	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	0.75	%(b)	11/18/21	Open		$159,428	$159,722	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/18/21	Open		308,438	309,007	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/18/21	Open		43,875	43,956	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/18/21	Open		42,033	42,110	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/19/21	Open		537,460	538,430	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/19/21	Open		537,460	538,430	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/22/21	Open		588,627	589,682	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/01/21	Open		1,509,941	1,512,479	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/01/21	Open		1,072,750	1,074,553	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	12/06/21	Open		499,796	500,275	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	(0.35	)(b)	12/20/21	Open		123,370	123,162	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	12/20/21	Open		783,035	783,914	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/27/21	Open		187,750	187,995	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	01/04/22	Open		563,036	563,440	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.73	(b)	01/05/22	Open		661,819	662,569	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	01/05/22	Open		798,380	799,417	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	01/06/22	Open		342,756	343,076	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.75	)(b)	01/10/22	Open		270,443	269,391	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/10/22	Open		520,822	521,401	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	01/12/22	Open		200,640	200,805	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/14/22	Open		820,052	820,884	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	01/14/22	Open		712,470	713,409	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	01/18/22	Open		198,284	198,505	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	01/19/22	Open		585,972	586,616	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	01/20/22	Open		91,823	91,930	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	01/21/22	Open		180,380	180,565	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	(b)	01/31/22	Open		156,694	156,874	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	01/31/22	Open		381,753	381,990	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	01/31/22	Open		370,099	370,329	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	01/31/22	Open		378,675	378,911	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	01/31/22	Open		355,833	356,054	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	01/31/22	Open		348,075	348,292	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	01/31/22	Open		367,200	367,429	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	01/31/22	Open		477,374	477,671	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	01/31/22	Open		409,371	409,626	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	01/31/22	Open		347,839	348,055	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	01/31/22	Open		327,600	327,804	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	01/31/22	Open		346,090	346,306	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/03/22	Open		398,216	398,619	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	02/04/22	Open		321,810	321,990	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.54	(b)	02/11/22	Open		26,064	26,073	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.70	(b)	02/11/22	Open		864,000	864,497	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	02/11/22	Open		576,150	576,518	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	02/11/22	Open		297,238	297,382	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/14/22	Open		273,750	273,921	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/14/22	Open		335,265	335,475	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/14/22	Open		286,943	287,122	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/14/22	Open		298,726	298,913	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/14/22	Open		258,319	258,480	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/14/22	Open		319,770	319,970	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/14/22	Open		320,780	320,980	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/14/22	Open		319,880	320,080	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.73	(b)	02/14/22	Open		406,700	406,944	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.73	(b)	02/14/22	Open		593,512	593,869	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.73	(b)	02/14/22	Open		303,406	303,588	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	02/14/22	Open		172,133	172,240	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/14/22	Open		1,091,719	1,092,469	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/14/22	Open		335,800	336,031	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/14/22	Open		139,600	139,696	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/14/22	Open		1,573,775	1,574,857	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		1,151,150	1,152,013	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		176,750	176,883	Corporate Bonds	Open/Demand

31

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	0.85	%(b)	02/14/22	Open		$509,977	$510,360	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		968,830	969,557	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		131,750	131,849	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		327,656	327,902	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		1,564,412	1,565,586	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		196,188	196,335	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.88	(b)	02/14/22	Open		226,313	226,491	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	02/14/22	Open		225,425	225,603	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	02/14/22	Open		207,818	207,981	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		532,875	533,308	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		334,588	334,859	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		620,085	620,589	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		1,828,170	1,829,655	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		799,680	800,330	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		412,665	413,000	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		211,840	212,012	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		334,468	334,739	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		386,360	386,674	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		298,148	298,390	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		223,780	223,962	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		221,003	221,182	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		316,020	316,277	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		380,188	380,496	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	02/14/22	Open		641,112	641,417	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	02/14/22	Open		279,825	279,965	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	02/14/22	Open		294,690	294,837	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	02/14/22	Open		309,660	309,815	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	02/14/22	Open		302,155	302,306	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	02/14/22	Open		306,180	306,333	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	02/14/22	Open		299,663	299,812	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	02/14/22	Open		274,160	274,297	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	02/14/22	Open		290,513	290,658	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	02/14/22	Open		282,360	282,501	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	02/14/22	Open		274,010	274,147	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/16/22	Open		666,947	667,386	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	02/16/22	Open		278,509	278,635	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/17/22	Open		212,800	212,924	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	02/22/22	Open		570,745	571,016	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.74	(b)	02/22/22	Open		409,538	409,749	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.74	(b)	02/22/22	Open		568,800	569,094	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	02/23/22	Open		2,970	3,004	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.73	(b)	02/24/22	Open		429,660	429,861	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	02/24/22	Open		355,504	355,635	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/01/22	Open		555,015	555,223	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		421,094	421,269	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		887,412	887,782	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		365,944	366,096	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		1,173,956	1,174,445	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		100,766	100,808	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		784,550	784,877	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		406,980	407,150	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		1,148,487	1,148,966	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		439,875	440,058	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		902,457	902,834	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		453,850	454,039	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		650,737	651,009	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		1,364,467	1,365,036	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		919,150	919,533	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		277,179	277,294	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		552,062	552,293	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		2,113,347	2,114,228	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/01/22	Open		662,970	663,246	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	0.75	%(b)	03/01/22	Open		$526,297	$526,517	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/01/22	Open		326,525	326,566	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/01/22	Open		733,460	733,552	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.73	(b)	03/01/22	Open		836,991	837,326	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.73	(b)	03/01/22	Open		780,481	780,793	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.73	(b)	03/01/22	Open		703,099	703,380	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.73	(b)	03/01/22	Open		851,700	852,041	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	03/01/22	Open		393,374	393,538	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/01/22	Open		257,726	257,844	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.80	(b)	03/01/22	Open		306,990	307,131	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/01/22	Open		901,170	901,583	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/01/22	Open		639,975	640,268	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/01/22	Open		865,740	866,137	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/01/22	Open		517,412	517,650	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/01/22	Open		5,730,400	5,733,026	Corporate Bonds	Open/Demand
BNP Paribas S.A..	0.80	(b)	03/01/22	Open		767,332	767,684	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.80	(b)	03/01/22	Open		500,544	500,773	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/01/22	Open		1,449,850	1,450,515	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/01/22	Open		497,260	497,488	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/01/22	Open		662,590	662,894	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	03/01/22	Open		518,387	518,647	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	03/01/22	Open		581,394	581,684	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	03/01/22	Open		1,334,565	1,335,232	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	03/01/22	Open		341,834	342,005	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	03/01/22	Open		1,084,601	1,085,144	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	03/01/22	Open		486,412	486,668	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	03/01/22	Open		542,587	542,870	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/01/22	Open		239,468	239,597	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/01/22	Open		1,300,917	1,301,622	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/01/22	Open		1,200,306	1,200,956	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/01/22	Open		504,780	505,053	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/01/22	Open		703,711	704,092	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/01/22	Open		667,019	667,380	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/01/22	Open		573,881	574,192	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.93	(b)	03/01/22	Open		1,348,856	1,349,621	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	03/01/22	Open		512,645	512,987	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	03/01/22	Open		406,698	406,969	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	03/01/22	Open		529,849	530,246	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		1,435,987	1,436,287	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		294,325	294,386	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		360,900	360,975	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		1,525,492	1,525,810	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		1,108,031	1,108,262	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		571,497	571,617	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		166,388	166,422	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		430,440	430,576	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		611,319	611,512	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		520,747	520,912	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		524,970	525,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		54,780	54,797	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		378,000	378,120	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		322,691	322,793	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		794,211	794,463	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		693,412	693,692	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		181,250	181,323	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		206,455	206,538	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		263,873	263,979	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		1,185,765	1,186,243	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		335,393	335,528	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		406,766	406,930	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		488,910	489,107	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		302,651	302,773	Corporate Bonds	Open/Demand

33

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	0.75	%(b)	03/02/22	Open		$216,405	$216,492	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		357,885	358,029	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		412,125	412,291	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		250,408	250,508	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		422,153	422,323	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		844,234	844,574	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		326,690	326,822	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		368,195	368,343	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		1,377,832	1,378,387	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		447,758	447,938	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		147,475	147,534	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		382,955	383,109	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		174,000	174,070	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		336,600	336,736	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/02/22	Open		391,230	391,388	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/02/22	Open		59,630	59,656	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.93	(b)	03/02/22	Open		455,666	455,916	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/03/22	Open		319,550	319,625	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/03/22	Open		220,106	220,158	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/03/22	Open		143,715	143,749	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/03/22	Open		341,500	341,633	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/03/22	Open		203,683	203,762	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/03/22	Open		409,176	409,335	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		230,300	230,350	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		392,531	392,617	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		400,950	401,037	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		287,494	287,556	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		1,451,625	1,451,941	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		1,601,970	1,602,319	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		137,375	137,405	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		1,456,875	1,457,192	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		883,125	883,317	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		992,162	992,379	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		645,937	646,078	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.75	(b)	03/03/22	Open		435,000	435,095	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/04/22	Open		603,630	603,756	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		350,875	350,997	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		660,060	660,289	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		136,890	136,938	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		560,900	561,095	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		324,945	325,058	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		108,570	108,608	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		11,306	11,310	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		467,066	467,228	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		343,853	343,972	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		656,530	656,758	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		216,456	216,531	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		620,876	621,092	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		737,412	737,669	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80	(b)	03/04/22	Open		645,137	645,384	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/08/22	Open		962,186	962,494	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.33	(b)	03/08/22	Open		1,527,187	1,527,275	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.33	(b)	03/08/22	Open		7,770,000	7,770,447	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.33	(b)	03/08/22	Open		6,118,125	6,118,477	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.36	(b)	03/08/22	Open		243,338	243,355	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.36	(b)	03/08/22	Open		1,836,562	1,836,692	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		183,656	183,674	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		136,120	136,133	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		153,918	153,932	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		283,158	283,185	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.53	(b)	03/08/22	Open		1,419,412	1,419,666	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.53	(b)	03/08/22	Open		2,655,162	2,655,637	Capital Trusts	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	0.56	%(b)	03/08/22	Open		$616,225	$616,347	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/08/22	Open		161,081	161,128	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	03/08/22	Open		1,443,750	1,444,165	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/08/22	Open		543,637	543,794	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/08/22	Open		633,041	633,223	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/08/22	Open		3,523,500	3,524,513	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/08/22	Open		946,906	947,178	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/08/22	Open		279,650	279,730	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	03/08/22	Open		3,026,250	3,027,120	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/08/22	Open		1,297,187	1,297,560	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/08/22	Open		820,000	820,236	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.73	(b)	03/08/22	Open		656,529	656,730	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.73	(b)	03/08/22	Open		461,169	461,310	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.73	(b)	03/08/22	Open		1,205,625	1,205,995	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.74	(b)	03/08/22	Open		731,737	731,967	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	03/08/22	Open		1,250,669	1,251,068	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	03/08/22	Open		560,835	561,014	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	03/08/22	Open		1,007,977	1,008,299	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		270,788	270,883	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		622,765	622,984	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		372,775	372,906	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		1,057,095	1,057,466	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		896,070	896,385	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		64,149	64,171	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		408,500	408,644	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		512,352	512,533	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		541,231	541,421	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		770,931	771,202	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		717,577	717,830	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.80	(b)	03/08/22	Open		300,800	300,906	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		1,291,912	1,292,366	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		509,312	509,491	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		316,538	316,649	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		268,931	269,026	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		281,775	281,874	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		458,160	458,321	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		42,129	42,144	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		446,670	446,827	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	03/08/22	Open		216,631	216,714	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	03/08/22	Open		494,375	494,565	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	03/08/22	Open		560,092	560,318	Corporate Bonds	Open/Demand
BNP Paribas S.A..	0.88	(b)	03/08/22	Open		407,046	407,210	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	03/08/22	Open		281,295	281,408	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	03/08/22	Open		748,807	749,109	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		527,617	527,837	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		668,700	668,978	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		47,923	47,942	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		362,194	362,344	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		566,886	567,122	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		472,320	472,516	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		878,460	878,825	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		109,280	109,325	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.90	(b)	03/08/22	Open		405,223	405,391	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		597,872	598,121	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		489,837	490,041	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		518,100	518,315	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		303,600	303,726	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		803,700	804,034	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		382,144	382,302	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		222,045	222,137	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		203,873	203,957	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		637,130	637,395	Corporate Bonds	Open/Demand

35

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	0.90	%(b)	03/08/22	Open		$662,462	$662,738	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		104,860	104,904	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		414,585	414,757	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.93	(b)	03/08/22	Open		2,300,719	2,301,718	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.93	(b)	03/08/22	Open		300,514	300,644	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.93	(b)	03/08/22	Open		314,100	314,236	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.93	(b)	03/08/22	Open		687,885	688,184	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.93	(b)	03/08/22	Open		2,243,587	2,244,562	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	03/08/22	Open		417,055	417,268	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.31	(b)	03/08/22	Open		6,342,187	6,342,512	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	0.31	(b)	03/08/22	Open		8,210,000	8,210,420	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/09/22	Open		177,500	177,532	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/09/22	Open		423,563	423,638	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/09/22	Open		113,040	113,069	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/09/22	Open		195,570	195,620	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/09/22	Open		146,094	146,131	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/09/22	Open		75,834	75,853	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/09/22	Open		294,500	294,575	Corporate Bonds	Open/Demand
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		321,408	321,467	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		253,055	253,102	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		586,561	586,669	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		199,590	199,627	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		149,155	149,182	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		207,314	207,352	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		355,731	355,797	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		257,606	257,654	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		136,814	136,840	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		172,829	172,861	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		379,325	379,395	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		776,048	776,191	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		176,020	176,052	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		201,664	201,702	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		158,304	158,334	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		203,192	203,230	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		331,340	331,401	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		475,784	475,872	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		161,112	161,142	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		236,983	237,026	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		156,028	156,057	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		376,921	376,991	U.S. Government Sponsored Agency Securities	31 - 90 Days

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Cantor Fitzgerald & Co.	0.37%		03/10/22	05/12/22		$379,210	$379,280	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		301,213	301,268	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		314,444	314,502	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		5,536,292	5,537,316	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		312,889	312,946	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		305,813	305,869	U.S. Government Sponsored Agency Securities	31 - 90 Days
BNP Paribas S.A.	0.88	(b)	03/10/22	Open		129,203	129,250	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.54	(b)	03/14/22	Open		234,175	234,207	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/14/22	Open		508,596	508,752	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.67	(b)	03/14/22	Open		330,704	330,769	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.67	(b)	03/14/22	Open		318,796	318,859	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.67	(b)	03/14/22	Open		375,599	375,673	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.67	(b)	03/14/22	Open		328,213	328,278	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.67	(b)	03/14/22	Open		345,750	345,819	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.67	(b)	03/14/22	Open		701,222	701,362	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.00	(b)	03/15/22	Open		24,000	23,997	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.25	(b)	03/15/22	Open		195,000	195,022	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.30	(b)	03/15/22	Open		2,643,675	2,644,027	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	03/15/22	Open		2,104,314	2,104,595	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.40	(b)	03/15/22	Open		234,000	234,042	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.50	(b)	03/15/22	Open		2,998,600	2,999,266	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	03/15/22	Open		362,160	362,241	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		144,468	144,488	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		192,631	192,657	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		1,182,812	1,182,970	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		161,733	161,755	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		420,000	420,056	Capital Trusts	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		93,090	93,102	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		1,502,209	1,502,409	Capital Trusts	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		1,640,000	1,640,219	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		507,237	507,305	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		596,831	596,911	Capital Trusts	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		1,825,000	1,825,243	Capital Trusts	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		234,901	234,933	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		1,389,062	1,389,248	Capital Trusts	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		160,250	160,271	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		77,172	77,182	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	03/15/22	Open		317,281	317,359	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.60	(b)	03/15/22	Open		93,938	93,952	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.60	(b)	03/15/22	Open		2,752,500	2,752,928	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.65	(b)	03/15/22	Open		213,664	213,702	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.65	(b)	03/15/22	Open		207,383	207,420	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.65	(b)	03/15/22	Open		219,816	219,855	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.65	(b)	03/15/22	Open		393,163	393,232	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.65	(b)	03/15/22	Open		373,244	373,310	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.75	(b)	03/15/22	Open		1,164,062	1,164,321	Capital Trusts	Open/Demand
Barclays Bank PLC	0.75	(b)	03/15/22	Open		308,029	308,097	Capital Trusts	Open/Demand
Barclays Bank PLC	0.75	(b)	03/15/22	Open		2,673,125	2,673,719	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	03/15/22	Open		581,750	581,879	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	03/15/22	Open		1,205,050	1,205,318	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	03/15/22	Open		965,775	965,990	Capital Trusts	Open/Demand
Barclays Bank PLC	0.75	(b)	03/15/22	Open		352,125	352,203	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	03/15/22	Open		336,256	336,331	Capital Trusts	Open/Demand
Toronto-Dominion Bank	0.00	(b)	03/15/22	Open		178,000	178,024	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/16/22	Open		161,303	161,329	Corporate Bonds	Open/Demand

37

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Credit Agricole Corporate and Investment Bank	0.47	%(b)	03/17/22	Open		$437,500	$437,580	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.47	(b)	03/17/22	Open		453,125	453,208	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.47	(b)	03/17/22	Open		1,366,875	1,367,125	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.47	(b)	03/17/22	Open		1,645,000	1,645,301	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.47	(b)	03/17/22	Open		1,675,625	1,675,931	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.47	(b)	03/17/22	Open		1,344,375	1,344,621	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.50	(b)	03/17/22	Open		673,841	673,972	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.50	(b)	03/17/22	Open		833,750	833,912	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.52	(b)	03/17/22	Open		193,065	193,104	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.52	(b)	03/17/22	Open		216,600	216,644	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.52	(b)	03/17/22	Open		182,688	182,724	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.52	(b)	03/17/22	Open		186,750	186,788	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.52	(b)	03/17/22	Open		222,250	222,295	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.52	(b)	03/17/22	Open		122,500	122,525	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.52	(b)	03/17/22	Open		50,125	50,135	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.52	(b)	03/17/22	Open		411,188	411,271	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.55	(b)	03/17/22	Open		251,119	251,172	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.55	(b)	03/17/22	Open		362,045	362,122	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.55	(b)	03/17/22	Open		228,179	228,228	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.55	(b)	03/17/22	Open		214,200	214,246	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.55	(b)	03/17/22	Open		305,270	305,335	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.55	(b)	03/17/22	Open		294,866	294,929	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.55	(b)	03/17/22	Open		286,493	286,554	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.55	(b)	03/17/22	Open		320,823	320,891	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.55	(b)	03/17/22	Open		231,600	231,650	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.55	(b)	03/17/22	Open		321,210	321,279	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.55	(b)	03/17/22	Open		225,743	225,791	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.57	(b)	03/17/22	Open		798,750	798,927	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.57	(b)	03/17/22	Open		309,833	309,901	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.57	(b)	03/17/22	Open		433,148	433,244	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.57	(b)	03/17/22	Open		374,949	375,032	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Credit Agricole Corporate and Investment Bank	0.57	%(b)	03/17/22	Open		$332,979	$333,053	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		216,745	216,795	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		343,406	343,485	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		377,100	377,187	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		411,294	411,388	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		370,440	370,525	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		695,200	695,360	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		331,500	331,576	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		425,315	425,413	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		436,489	436,589	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		479,960	480,070	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		299,500	299,569	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		414,863	414,958	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		456,120	456,225	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		330,630	330,706	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		344,500	344,579	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		598,175	598,312	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		332,175	332,251	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.60	(b)	03/17/22	Open		541,417	541,544	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.61	(b)	03/17/22	Open		513,305	513,427	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.61	(b)	03/17/22	Open		483,035	483,150	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.61	(b)	03/17/22	Open		485,939	486,054	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.61	(b)	03/17/22	Open		109,705	109,731	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.63	(b)	03/17/22	Open		339,565	339,648	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.63	(b)	03/17/22	Open		408,660	408,760	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.63	(b)	03/17/22	Open		454,175	454,286	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.63	(b)	03/17/22	Open		440,700	440,808	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.63	(b)	03/17/22	Open		406,350	406,450	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.65	(b)	03/17/22	Open		379,500	379,596	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.67	(b)	03/17/22	Open		91,000	91,024	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.67	(b)	03/17/22	Open		253,013	253,078	Corporate Bonds	Open/Demand

39

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Credit Agricole Corporate and Investment Bank	0.67	%(b)	03/17/22	Open		$74,588	$74,607	Corporate Bonds	Open/Demand
Credit Suisse Securities (usa) Llc	0.60	(b)	03/17/22	Open		487,207	487,321	Corporate Bonds	Open/Demand
Credit Suisse Securities (usa) Llc	0.60	(b)	03/17/22	Open		369,639	369,725	Corporate Bonds	Open/Demand
Credit Suisse Securities (usa) Llc	0.65	(b)	03/17/22	Open		302,575	302,651	Capital Trusts	Open/Demand
Credit Suisse Securities (usa) Llc	0.65	(b)	03/17/22	Open		322,444	322,525	Corporate Bonds	Open/Demand
Credit Suisse Securities (usa) Llc	0.65	(b)	03/17/22	Open		331,570	331,654	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.55	(b)	03/17/22	Open		1,190,625	1,190,880	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.55	(b)	03/17/22	Open		194,000	194,041	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.60	(b)	03/17/22	Open		264,688	264,749	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70	(b)	03/17/22	Open		1,490,000	1,490,406	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70	(b)	03/17/22	Open		105,627	105,656	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	0.50	(b)	03/17/22	Open		196,678	196,717	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	0.50	(b)	03/17/22	Open		186,445	186,481	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	0.60	(b)	03/17/22	Open		224,558	224,610	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	0.60	(b)	03/17/22	Open		230,100	230,154	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.70	)(b)	03/22/22	Open		564,200	563,960	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/22/22	Open		471,069	471,157	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.80	(b)	03/22/22	Open		1,550,906	1,551,216	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.90	(b)	03/22/22	Open		548,625	548,748	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.93	(b)	03/23/22	Open		551,250	551,364	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.80	(b)	03/25/22	Open		533,700	533,747	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.90	(b)	03/25/22	Open		388,429	388,468	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	0.32	(b)	03/25/22	Open		2,591,250	2,591,391	U.S. Treasury Obligations	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/29/22	Open		670,887	670,915	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	03/30/22	Open		174,872	174,872	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/30/22	Open		485,358	485,357	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(3.00	)(b)	03/30/22	Open		45,000	44,996	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/30/22	Open		1,316,660	1,316,687	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/30/22	Open		833,866	833,884	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/30/22	Open		789,480	789,480	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00	(b)	03/31/22	Open		357,300	357,300	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.00	(b)	03/31/22	Open		257,125	257,125	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00	(b)	03/31/22	Open		672,861	672,861	Corporate Bonds	Open/Demand

						$328,797,790	$328,959,551

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Ultra Long Treasury Note	38	06/21/22	$5,147	$(65,535)
2-Year U.S. Treasury Note	200	06/30/22	42,359	(179,106)

				(244,641)

Short Contracts 10-Year U.S. Treasury Note	298	06/21/22	36,580	947,153
U.S. Long Bond	40	06/21/22	6,006	229,279
Ultra U.S. Treasury Bond	75	06/21/22	13,275	477,466
5-Year U.S. Treasury Note	37	06/30/22	4,239	75,975
90-Day Eurodollar	37	12/16/24	8,996	119,572

				1,849,445

				$1,604,804

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	255,996	USD	282,353	Barclays Bank PLC	06/15/22	$1,607
EUR	319,178	USD	352,041	Barclays Bank PLC	06/15/22	2,004
GBP	30,708	USD	40,184	Bank of America N.A.	06/15/22	144
USD	68,229	EUR	61,000	Deutsche Bank AG	06/15/22	565
USD	383,181	EUR	344,000	Morgan Stanley & Co. International PLC	06/15/22	1,603

						5,923

USD	8,127,355	EUR	7,386,000	BNP Paribas SA	06/15/22	(65,475)
USD	3,311	EUR	3,000	JPMorgan Chase Bank N.A.	06/15/22	(17)
USD	872,569	EUR	793,000	JPMorgan Chase Bank N.A.	06/15/22	(7,056)
USD	98,049	EUR	89,000	State Street Bank and Trust Co.	06/15/22	(673)
USD	1,241,796	GBP	952,000	Bank of America N.A.	06/15/22	(8,436)
USD	1,863,999	GBP	1,429,000	Bank of America N.A.	06/15/22	(12,662)
USD	381,926	GBP	291,859	State Street Bank and Trust Co.	06/15/22	(1,363)
USD	3,340,858	GBP	2,561,000	Toronto-Dominion Bank	06/15/22	(22,424)

						(118,106)

						$(112,183)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
10-Year U.S. Treasury Note Future	31	04/22/22	USD	126.00	USD	3,805	$2,906

Put
10-Year U.S. Treasury Note Future	16	04/22/22	USD	121.50	USD	1,964	6,250

							$9,156

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency

Call
5-Year Interest Rate Swap, 01/14/28	1-Day SOFR, 0.33%	Quarterly	1.59%	Semi-Annual	Morgan Stanley & Co. International PLC	01/12/23	1.59%	USD	7,130	$48,426
10-Year Interest Rate Swap, 11/17/33	3-Month LIBOR, 0.96%	Quarterly	1.94%	Semi-Annual	Bank of America N.A.	11/15/23	1.94	USD	2,752	71,687
10-Year Interest Rate Swap, 06/26/34	1-Day SOFR, 0.33%	Quarterly	1.71%	Semi-Annual	Goldman Sachs Bank USA	06/24/24	1.71	USD	1,720	58,419
10-Year Interest Rate Swap, 06/30/34	1-Day SOFR, 0.33%	Quarterly	1.74%	Semi-Annual	Goldman Sachs Bank USA	06/28/24	1.74	USD	1,720	60,448
10-Year Interest Rate Swap, 07/24/34	1-Day SOFR, 0.33%	Quarterly	1.42%	Semi-Annual	Goldman Sachs Bank USA	07/22/24	1.42	USD	1,740	44,471
10-Year Interest Rate Swap, 07/31/34	3-Month LIBOR, 0.96%	Quarterly	1.55%	Semi-Annual	Bank of America N.A.	07/29/24	1.55	USD	2,228	50,142
10-Year Interest Rate Swap, 08/04/34	1-Day SOFR, 0.33%	Quarterly	1.42%	Semi-Annual	Wells Fargo Bank, National Association	08/02/24	1.42	USD	33	844
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.96%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,540	24,930
10-Year Interest Rate Swap, 08/09/50	1-Day SOFR, 0.33%	Quarterly	0.65%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.65	USD	870	32,712

										392,079

Put
5-Year Interest Rate Swap, 08/03/27	2.75%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Bank of America N.A.	08/01/22	2.75	USD	5,970	39,285
5-Year Interest Rate Swap, 01/14/28	2.59%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Deutsche Bank AG	01/12/23	2.59	USD	7,130	109,845

41

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency

Put (continued)
10-Year Interest Rate Swap, 02/17/33	2.13%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Deutsche Bank AG	02/15/23	2.13%	USD	2,920	$106,253
10-Year Interest Rate Swap, 11/17/33	1.94%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Bank of America N.A.	11/15/23	1.94	USD	2,752	180,464
10-Year Interest Rate Swap, 06/26/34	1.71%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Goldman Sachs Bank USA	06/24/24	1.71	USD	1,720	114,439
10-Year Interest Rate Swap, 06/30/34	1.74%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Goldman Sachs Bank USA	06/28/24	1.74	USD	1,720	111,920
10-Year Interest Rate Swap, 07/24/34	1.42%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Goldman Sachs Bank USA	07/22/24	1.42	USD	1,740	144,041
10-Year Interest Rate Swap, 08/04/34	1.42%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Wells Fargo Bank, National Association	08/02/24	1.42	USD	33	2,684
10-Year Interest Rate Swap, 08/07/34	1.54%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Deutsche Bank AG	08/05/24	1.54	USD	3,157	239,634
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,540	204,177
10-Year Interest Rate Swap, 08/09/50	0.65%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Morgan Stanley & Co. International PLC	08/07/40	0.65	USD	870	92,671

										1,345,413

										$1,737,492

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
10-Year U.S. Treasury Note Future	31	04/22/22	USD	128.00	USD	3,805	$(1,453)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
2-Year Interest Rate Swap, 04/03/24	0.61%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	JPMorgan Chase Bank N.A.	04/01/22
							0.01%	USD	24,880	$—
10-Year Interest Rate Swap, 08/05/32	1.45%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Deutsche Bank AG	08/03/22	1.45	USD	1,135	(4,036)
10-Year Interest Rate Swap, 08/10/32	1.55%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Barclays Bank PLC	08/08/22	1.55	USD	1,135	(5,526)
10-Year Interest Rate Swap, 09/03/32	1.53%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Morgan Stanley & Co. International PLC	09/01/22	1.53	USD	3,742	(11,307)
10-Year Interest Rate Swap, 10/09/32	1.80%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Deutsche Bank AG	10/07/22	1.80	USD	2,515	(18,321)
10-Year Interest Rate Swap, 10/15/32	1.80%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Deutsche Bank AG	10/13/22	1.79	USD	1,258	(9,378)
10-Year Interest Rate Swap, 11/17/32	1.85%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Bank of America N.A.	11/15/22	1.85	USD	3,825	(37,230)
2-Year Interest Rate Swap, 11/17/24	1.74%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Goldman Sachs Bank USA	11/15/22	1.74	USD	20,180	(38,353)
2-Year Interest Rate Swap, 11/17/24	1.78%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Goldman Sachs Bank USA	11/15/22	1.78	USD	20,180	(40,944)
10-Year Interest Rate Swap, 12/07/32	1.45%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	JPMorgan Chase Bank N.A.	12/05/22	1.45	USD	484	(3,899)
10-Year Interest Rate Swap, 12/15/32	1.43%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Morgan Stanley & Co. International PLC	12/13/22	1.43	USD	3,013	(24,310)
10-Year Interest Rate Swap, 12/17/32	1.42%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	JPMorgan Chase Bank N.A.	12/15/22	1.42	USD	3,012	(23,970)

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call (continued)
10-Year Interest Rate Swap, 12/18/32	1.23%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.23%	USD	1,742	$(6,060)
10-Year Interest Rate Swap, 12/18/32	1.25%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.25	USD	1,743	(6,203)
10-Year Interest Rate Swap, 01/01/33	1.25%	Semi-Annual	3-Month LIBOR, 0. 96%	Quarterly	Citibank N.A.	12/30/22	1.25	USD	1,930	(7,506)
2-Year Interest Rate Swap, 01/12/25	1.25%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Deutsche Bank AG	01/10/23	1.25	USD	14,350	(17,085)
2-Year Interest Rate Swap, 01/14/25	1.25%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Barclays Bank PLC	01/12/23	1.25	USD	14,350	(17,180)
2-Year Interest Rate Swap, 01/20/25	1.36%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Wells Fargo Bank, National Association	01/18/23	1.36	USD	5,990	(8,717)
2-Year Interest Rate Swap, 02/19/25	1.39%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Morgan Stanley & Co. International PLC	02/17/23	1.39	USD	7,475	(13,020)
10-Year Interest Rate Swap, 03/03/33	2.01%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Bank of America N.A.	03/01/23	2.01	USD	2,740	(49,041)

										(342,086)

Put
2-Year Interest Rate Swap, 04/03/24	3-Month LIBOR, 0.96%	Quarterly	0.61%	Semi-Annual	JPMorgan Chase Bank N.A.	04/01/22	0.01	USD	24,880	(936,648)
2-Year Interest Rate Swap, 04/08/24	3-Month LIBOR, 0.96%	Quarterly	0.74%	Semi-Annual	JPMorgan Chase Bank N.A.	04/06/22	0.74	USD	14,870	(523,366)
10-Year Interest Rate Swap, 08/05/32	1-Day SOFR, 0.33%	Quarterly	1.95%	Semi-Annual	Deutsche Bank AG	08/03/22	1.95	USD	1,135	(38,492)
10-Year Interest Rate Swap, 08/10/32	1-Day SOFR, 0.33%	Quarterly	2.05%	Semi-Annual	Barclays Bank PLC	08/08/22	2.05	USD	1,135	(32,785)
10-Year Interest Rate Swap, 09/03/32	3-Month LIBOR, 0.96%	Quarterly	1.53%	Semi-Annual	Morgan Stanley & Co. International PLC	09/01/22	1.53	USD	3,742	(317,097)
10-Year Interest Rate Swap, 10/09/32	3-Month LIBOR, 0.96%	Quarterly	1.80%	Semi-Annual	Deutsche Bank AG	10/07/22	1.80	USD	2,515	(163,316)
10-Year Interest Rate Swap, 10/15/32	3-Month LIBOR, 0.96%	Quarterly	1.80%	Semi-Annual	Deutsche Bank AG	10/13/22	1.79	USD	1,258	(82,461)
10-Year Interest Rate Swap, 11/17/32	3-Month LIBOR, 0.96%	Quarterly	1.85%	Semi-Annual	Bank of America N.A.	11/15/22	1.85	USD	3,825	(242,066)
10-Year Interest Rate Swap, 12/07/32	1-Day SOFR, 0.33%	Quarterly	1.45%	Semi-Annual	JPMorgan Chase Bank N.A.	12/05/22	1.45	USD	484	(35,832)
10-Year Interest Rate Swap, 12/15/32	1-Day SOFR, 0.33%	Quarterly	1.43%	Semi-Annual	Morgan Stanley & Co. International PLC	12/13/22	1.43	USD	3,013	(227,685)
10-Year Interest Rate Swap, 12/17/32	1-Day SOFR, 0.33%	Quarterly	1.42%	Semi-Annual	JPMorgan Chase Bank N.A.	12/15/22	1.42	USD	3,012	(230,141)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.96%	Quarterly	1.23%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.23	USD	1,742	(193,570)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.96%	Quarterly	1.25%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.25	USD	1,743	(191,796)
10-Year Interest Rate Swap, 01/01/33	3-Month LIBOR, 0.96%	Quarterly	1.25%	Semi-Annual	Citibank N.A.	12/30/22	1.25	USD	1,930	(211,353)
2-Year Interest Rate Swap, 01/12/25	1-Day SOFR, 0.33%	Quarterly	1.75%	Semi-Annual	Deutsche Bank AG	01/10/23	1.75	USD	14,350	(308,407)
2-Year Interest Rate Swap, 01/14/25	1-Day SOFR, 0.33%	Quarterly	1.75%	Semi-Annual	Barclays Bank PLC	01/12/23	1.75	USD	14,350	(308,151)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 0.33%	Quarterly	2.25%	Semi-Annual	Deutsche Bank AG	02/15/23	2.25	USD	13,460	(201,681)
2-Year Interest Rate Swap, 02/19/25	1-Day SOFR, 0.33%	Quarterly	2.39%	Semi-Annual	Morgan Stanley & Co. International PLC	02/17/23	2.39	USD	11,210	(149,662)
10-Year Interest Rate Swap, 03/03/33	3-Month LIBOR, 0.96%	Quarterly	2.01%	Semi-Annual	Bank of America N.A.	03/01/23	2.01	USD	2,740	(154,687)

										(4,549,196)

										$(4,891,282)

43

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.38.V1	5.00%	Quarterly	06/20/27	USD	4,840	$(274,056)	$(221,968)	$(52,088)
CDX.NA.IG.38.V1	1.00	Quarterly	06/20/27	USD	16,810	(275,012)	(255,800)	(19,212)

						$(549,068)	$(477,768)	$(71,300)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1-Day SOFR, 0.33%	Annual	0.24%	Annual	N/A		12/08/23	USD	10,280	$(322,325)	$(211,508)	$(110,817)
1-Day SOFR, 0.33%	Annual	0.08%	Annual	N/A		12/13/23	USD	60	(2,093)	(1,417)	(676)
1-Day SOFR, 0.33%	Annual	0.19%	Annual	N/A		12/14/23	USD	10,211	(334,875)	(224,169)	(110,706)
1-Day SOFR, 0.33%	Annual	0.25%	Annual	N/A		01/12/24	USD	27,570	(931,884)	(607,281)	(324,603)
1-Day SOFR, 0.33%	Annual	0.24%	Annual	N/A		01/22/24	USD	7,070	(245,289)	(162,477)	(82,812)
1-Day SOFR, 0.33%	Annual	0.25%	Annual	N/A		03/04/24	USD	15,490	(582,247)	(350,671)	(231,576)
1-Day SOFR, 0.33%	Annual	0.49%	Annual	N/A		03/04/24	USD	34,870	(1,144,011)	(627,743)	(516,268)
3-Month LIBOR, 0.96%	Quarterly	0.52%	Semi-Annual	N/A		03/07/24	USD	9,205	(339,557)	39	(339,596)
3-Month LIBOR, 0.96%	Quarterly	0.56%	Semi-Annual	N/A		03/25/24	USD	9,205	(349,487)	40	(349,527)
3-Month LIBOR, 0.96%	Quarterly	0.57%	Semi-Annual	N/A		03/25/24	USD	17,990	(681,202)	79	(681,281)
0.99%	Annual	1-Day SOFR, 0.96%	Annual	04/07/22	(a)	04/08/24	USD	4,440	111,790	20	111,770
0.99%	Annual	1-Day SOFR, 0.96%	Annual	04/07/22	(a)	04/08/24	USD	4,440	111,965	20	111,945
1.47%	Annual	1-Day SOFR, 0.33%	Annual	04/06/22	(a)	04/08/24	USD	45,390	710,704	(11,345)	722,049
0.65%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/11/22	(a)	04/11/24	USD	6,040	224,203	27	224,176
0.69%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/12/22	(a)	04/12/24	USD	6,060	220,544	27	220,517
0.73%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/14/22	(a)	04/15/24	USD	6,730	240,988	30	240,958
0.79%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/14/22	(a)	04/15/24	USD	6,030	208,740	27	208,713
0.80%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/14/22	(a)	04/15/24	USD	6,030	207,715	27	207,688
0.76%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/19/22	(a)	04/19/24	USD	4,430	156,620	20	156,600
0.76%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/19/22	(a)	04/19/24	USD	4,430	156,520	20	156,500
0.92%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/20/22	(a)	04/22/24	USD	1,375	44,600	6	44,594
0.91%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/25/22	(a)	04/25/24	USD	6,040	197,521	27	197,494
0.93%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/25/22	(a)	04/25/24	USD	3,020	97,787	13	97,774
0.94%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/25/22	(a)	04/25/24	USD	6,040	193,752	27	193,725
0.98%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/26/22	(a)	04/26/24	USD	3,020	95,246	13	95,233
0.99%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/26/22	(a)	04/26/24	USD	3,020	94,669	13	94,656
0.99%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/26/22	(a)	04/26/24	USD	3,020	94,184	13	94,171
1.00%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/29/22	(a)	04/29/24	USD	3,020	94,406	13	94,393
1.01%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	05/03/22	(a)	05/03/24	USD	9,045	282,899	40	282,859
1.02%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	05/03/22	(a)	05/03/24	USD	9,045	281,050	40	281,010
1.05%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	05/12/22	(a)	05/13/24	USD	6,010	185,789	27	185,762
1.11%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	05/16/22	(a)	05/16/24	USD	7,790	233,131	35	233,096
1.22%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/07/22	(a)	06/07/24	USD	2,975	85,848	13	85,835
1.25%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/07/22	(a)	06/07/24	USD	2,975	84,230	13	84,217
1.01%	Annual	1-Day SOFR, 0.96%	Annual	06/09/22	(a)	06/10/24	USD	2,970	84,383	13	84,370
1.28%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/17/22	(a)	06/17/24	USD	2,235	63,378	10	63,368
0.73%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/21/22	(a)	06/21/24	USD	4,910	192,353	22	192,331
1-Day SOFR, 0.96%	Annual	2.50%	Annual	07/05/22	(a)	07/05/24	USD	5,300	(2,312)	23	(2,335)
1.30%	Annual	1-Day SOFR, 0.96%	Annual	07/18/22	(a)	07/18/24	USD	1,820	44,477	8	44,469
1.31%	Annual	1-Day SOFR, 0.96%	Annual	07/18/22	(a)	07/18/24	USD	2,220	53,775	10	53,765
1.45%	Annual	1-Day SOFR, 0.96%	Annual	07/28/22	(a)	07/29/24	USD	2,215	48,593	10	48,583
1.47%	Annual	1-Day SOFR, 0.96%	Annual	07/29/22	(a)	07/29/24	USD	2,220	47,628	10	47,618
1.48%	Annual	1-Day SOFR, 0.96%	Annual	07/29/22	(a)	07/29/24	USD	2,220	47,282	10	47,272
1.62%	Annual	1-Day SOFR, 0.33%	Annual	08/08/22	(a)	08/08/24	USD	4,400	83,171	20	83,151
0.74%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	08/12/22	(a)	08/12/24	USD	7,960	325,287	35	325,252
1.76%	Annual	1-Day SOFR, 0.33%	Annual	08/12/22	(a)	08/12/24	USD	4,390	71,617	19	71,598
1.76%	Annual	1-Day SOFR, 0.33%	Annual	08/12/22	(a)	08/12/24	USD	4,390	71,660	19	71,641
1.81%	Annual	1-Day SOFR, 0.33%	Annual	08/12/22	(a)	08/12/24	USD	4,370	67,202	19	67,183
1.94%	Annual	1-Day SOFR, 0.33%	Annual	08/12/22	(a)	08/12/24	USD	4,360	55,875	19	55,856
1.94%	Annual	1-Day SOFR, 0.33%	Annual	08/12/22	(a)	08/12/24	USD	4,360	55,322	19	55,303

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

0.78%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	08/15/22	(a)	08/15/24	USD	4,595	$184,658	$20	$184,638
1.90%	Annual	1-Day SOFR, 0.33%	Annual	08/15/22	(a)	08/15/24	USD	2,540	34,605	11	34,594
1.90%	Annual	1-Day SOFR, 0.33%	Annual	08/17/22	(a)	08/19/24	USD	3,210	44,347	14	44,333
1-Day SOFR, 0.33%	Annual	1.70%	Annual	09/02/22	(a)	09/03/24	USD	2,150	(38,578)	10	(38,588)
1-Day SOFR, 0.33%	Annual	1.72%	Annual	09/02/22	(a)	09/03/24	USD	2,150	(37,845)	10	(37,855)
1-Day SOFR, 0.33%	Annual	1.79%	Annual	09/02/22	(a)	09/03/24	USD	4,190	(68,122)	19	(68,141)
1-Day SOFR, 0.33%	Annual	1.42%	Annual	09/06/22	(a)	09/06/24	USD	4,300	(101,410)	19	(101,429)
1-Day SOFR, 0.33%	Annual	1.46%	Annual	09/06/22	(a)	09/06/24	USD	2,155	(48,978)	10	(48,988)
1-Day SOFR, 0.33%	Annual	1.52%	Annual	09/06/22	(a)	09/06/24	USD	4,305	(92,777)	19	(92,796)
1-Day SOFR, 0.33%	Annual	1.52%	Annual	09/06/22	(a)	09/06/24	USD	4,305	(93,028)	19	(93,047)
1-Day SOFR, 0.33%	Annual	1.61%	Annual	09/07/22	(a)	09/09/24	USD	2,140	(42,574)	10	(42,584)
1-Day SOFR, 0.33%	Annual	1.71%	Annual	09/07/22	(a)	09/09/24	USD	2,100	(37,642)	9	(37,651)
2.43%	Annual	1-Day SOFR, 0.33%	Annual	09/07/22	(a)	09/09/24	USD	2,140	8,498	10	8,488
2.45%	Annual	1-Day SOFR, 0.33%	Annual	09/07/22	(a)	09/09/24	USD	2,140	7,788	10	7,778
1.89%	Annual	1-Day SOFR, 0.33%	Annual	09/13/22	(a)	09/13/24	USD	2,100	30,746	9	30,737
1.89%	Annual	1-Day SOFR, 0.33%	Annual	09/13/22	(a)	09/13/24	USD	4,220	61,219	19	61,200
2.07%	Annual	1-Day SOFR, 0.33%	Annual	09/16/22	(a)	09/16/24	USD	1,040	11,578	5	11,573
2.08%	Annual	1-Day SOFR, 0.33%	Annual	09/16/22	(a)	09/16/24	USD	1,040	11,391	5	11,386
2.12%	Annual	1-Day SOFR, 0.33%	Annual	09/16/22	(a)	09/16/24	USD	1,040	10,531	5	10,526
2.07%	Annual	1-Day SOFR, 0.33%	Annual	09/19/22	(a)	09/19/24	USD	2,090	23,448	9	23,439
2.07%	Annual	1-Day SOFR, 0.33%	Annual	09/19/22	(a)	09/19/24	USD	2,090	23,367	9	23,358
2.08%	Annual	1-Day SOFR, 0.33%	Annual	09/19/22	(a)	09/19/24	USD	2,090	22,961	9	22,952
2.27%	Annual	1-Day SOFR, 0.33%	Annual	09/20/22	(a)	09/20/24	USD	4,170	30,351	18	30,333
2.28%	Annual	1-Day SOFR, 0.33%	Annual	09/20/22	(a)	09/20/24	USD	2,050	14,503	9	14,494
2.30%	Annual	1-Day SOFR, 0.33%	Annual	09/20/22	(a)	09/20/24	USD	4,120	27,665	18	27,647
2.31%	Annual	1-Day SOFR, 0.33%	Annual	09/20/22	(a)	09/20/24	USD	2,060	13,593	9	13,584
2.31%	Annual	1-Day SOFR, 0.33%	Annual	09/20/22	(a)	09/20/24	USD	2,060	13,432	9	13,423
2.46%	Annual	1-Day SOFR, 0.33%	Annual	09/23/22	(a)	09/23/24	USD	2,100	7,926	9	7,917
2.47%	Annual	1-Day SOFR, 0.33%	Annual	09/23/22	(a)	09/23/24	USD	2,100	7,273	9	7,264
2.51%	Annual	1-Day SOFR, 0.33%	Annual	09/26/22	(a)	09/26/24	USD	1,410	4,008	6	4,002
2.67%	Annual	1-Day SOFR, 0.96%	Annual	09/27/22	(a)	09/27/24	USD	2,110	(715)	9	(724)
2.68%	Annual	1-Day SOFR, 0.96%	Annual	09/27/22	(a)	09/27/24	USD	2,110	(756)	9	(765)
1-Day SOFR, 0.96%	Annual	2.70%	Annual	09/30/22	(a)	09/30/24	USD	2,487	2,027	11	2,016
1-Day SOFR, 0.96%	Annual	2.73%	Annual	09/30/22	(a)	09/30/24	USD	22,383	28,888	99	28,789
2.81%	Annual	1-Day SOFR, 0.96%	Annual	10/03/22	(a)	10/03/24	USD	2,120	(5,942)	9	(5,951)
1-Day SOFR, 0.96%	Annual	2.64%	Annual	10/04/22	(a)	10/04/24	USD	10,500	(6,122)	46	(6,168)
1-Day SOFR, 0.33%	Annual	1.71%	Annual	12/09/22	(a)	12/09/24	USD	12,010	(232,504)	53	(232,557)
1.89%	Annual	1-Day SOFR, 0.33%	Annual	02/22/23	(a)	02/24/25	USD	1,495	23,981	7	23,974
1.99%	Annual	1-Day SOFR, 0.33%	Annual	02/27/23	(a)	02/27/25	USD	2,165	30,668	10	30,658
1-Day SOFR, 0.33%	Annual	0.67%	Annual	N/A		09/17/26	USD	4,910	(319,993)	(224,145)	(95,848)
1.33%	Annual	1-Day SOFR, 0.96%	Annual	N/A		01/14/27	USD	7,960	314,140	70	314,070
1.50%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/04/27	USD	2,040	69,191	19	69,172
1-Day SOFR, 0.33%	Annual	1.73%	Annual	N/A		03/15/27	USD	410	(9,615)	4	(9,619)
1-Day SOFR, 0.33%	Annual	1.75%	Annual	N/A		03/15/27	USD	410	(9,167)	4	(9,171)
1-Day SOFR, 0.33%	Annual	2.05%	Annual	N/A		03/18/27	USD	1,600	(13,295)	15	(13,310)
1.97%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/22/27	USD	9,180	115,674	84	115,590
1-Day SOFR, 0.96%	Annual	2.13%	Annual	N/A		03/25/27	USD	820	(3,960)	8	(3,968)
1-Day SOFR, 0.96%	Annual	2.13%	Annual	N/A		03/25/27	USD	820	(3,940)	8	(3,948)
1-Day SOFR, 0.96%	Annual	2.29%	Annual	03/31/22	(a)	03/31/27	USD	415	1,062	4	1,058
1-Day SOFR, 0.96%	Annual	2.30%	Annual	03/31/22	(a)	03/31/27	USD	415	1,091	4	1,087
1-Day SOFR, 0.96%	Annual	2.35%	Annual	03/31/22	(a)	03/31/27	USD	830	4,428	8	4,420
3-Month LIBOR, 0.96%	Quarterly	1.63%	Semi-Annual	05/26/22	(a)	05/26/27	USD	4,920	(215,924)	46	(215,970)
3-Month LIBOR, 0.96%	Quarterly	1.63%	Semi-Annual	05/26/22	(a)	05/26/27	USD	1,230	(54,241)	11	(54,252)
1-Day SOFR, 0.96%	Annual	1.23%	Annual	06/14/22	(a)	06/14/27	USD	240	(12,156)	2	(12,158)
1-Day SOFR, 0.96%	Annual	1.25%	Annual	07/05/22	(a)	07/06/27	USD	910	(45,847)	8	(45,855)
3-Month LIBOR, 0.96%	Quarterly	1.35%	Semi-Annual	07/08/22	(a)	07/08/27	USD	4,600	(269,401)	43	(269,444)
3-Month LIBOR, 0.96%	Quarterly	1.19%	Semi-Annual	07/19/22	(a)	07/19/27	USD	730	(48,346)	7	(48,353)
3-Month LIBOR, 0.96%	Quarterly	1.48%	Semi-Annual	08/01/22	(a)	08/02/27	USD	3,710	(195,799)	34	(195,833)
3-Month LIBOR, 0.96%	Quarterly	1.49%	Semi-Annual	08/01/22	(a)	08/02/27	USD	3,710	(194,067)	34	(194,101)
1.50%	Annual	1-Day SOFR, 0.33%	Annual	09/06/22	(a)	09/07/27	USD	1,770	69,453	16	69,437
1.62%	Annual	1-Day SOFR, 0.33%	Annual	09/07/22	(a)	09/07/27	USD	880	29,818	8	29,810

45

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1-Day SOFR, 0.33%	Annual	2.03%	Annual	09/16/22	(a)	09/16/27	USD	1,700	$(24,536)	$16	$(24,552)
1-Day SOFR, 0.33%	Annual	1.99%	Annual	09/19/22	(a)	09/20/27	USD	860	(14,287)	8	(14,295)
1-Day SOFR, 0.33%	Annual	2.00%	Annual	09/19/22	(a)	09/20/27	USD	860	(13,823)	8	(13,831)
1-Day SOFR, 0.33%	Annual	2.01%	Annual	09/19/22	(a)	09/20/27	USD	860	(13,359)	8	(13,367)
2.09%	Annual	1-Day SOFR, 0.33%	Annual	09/20/22	(a)	09/20/27	USD	3,120	37,078	29	37,049
2.44%	Annual	1-Day SOFR, 0.96%	Annual	09/30/22	(a)	09/30/27	USD	326	(1,514)	3	(1,517)
2.48%	Annual	1-Day SOFR, 0.96%	Annual	09/30/22	(a)	09/30/27	USD	2,934	(19,127)	27	(19,154)
3-Month LIBOR, 0.96%	Quarterly	1.68%	Semi-Annual	11/21/22	(a)	11/22/27	USD	20	(886)	—	(886)
1-Day SOFR, 0.33%	Annual	1.90%	Annual	02/14/23	(a)	02/14/28	USD	910	(17,768)	8	(17,776)
1.27%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		02/15/28	USD	930	60,758	11	60,747
2.31%	Annual	1-Day SOFR, 0.96%	Annual	03/28/23	(a)	03/28/28	USD	2,740	177	25	152
1.78%	Annual	1-Day SOFR, 0.33%	Annual	06/30/22	(a)	02/15/29	USD	7,200	196,276	(9,270)	205,546
1-Day SOFR, 0.33%	Annual	2.07%	Annual	06/30/22	(a)	02/15/29	USD	3,260	(30,845)	42	(30,887)
3-Month LIBOR, 0.96%	Quarterly	1.57%	Semi-Annual	N/A		02/11/30	USD	5	(310)	168	(478)
1.39%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		09/22/31	USD	1,870	163,564	28	163,536
1.43%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		09/22/31	USD	1,870	157,469	28	157,441
1.52%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		09/24/31	USD	4,050	309,890	62	309,828
1.78%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/20/31	USD	2,150	101,912	34	101,878
1-Day SOFR, 0.33%	Annual	1.63%	Annual	06/30/22	(a)	11/17/31	USD	2,970	(133,771)	48	(133,819)
1-Day SOFR, 0.33%	Annual	1.80%	Annual	06/30/22	(a)	11/17/31	USD	2,820	(85,532)	46	(85,578)
1-Day SOFR, 0.33%	Annual	1.82%	Annual	06/30/22	(a)	11/17/31	USD	5,270	(154,022)	13,363	(167,385)
2.05%	Annual	1-Day SOFR, 0.33%	Annual	06/30/22	(a)	11/17/31	USD	2,930	26,730	47	26,683
2.09%	Annual	1-Day SOFR, 0.33%	Annual	06/30/22	(a)	11/17/31	USD	3,900	23,644	63	23,581
2.12%	Annual	1-Day SOFR, 0.33%	Annual	06/30/22	(a)	11/17/31	USD	1,530	5,308	25	5,283
1.48%	Annual	1-Day SOFR, 0.96%	Annual	N/A		11/26/31	USD	1,250	63,731	20	63,711
1-Day SOFR, 0.96%	Annual	1.19%	Annual	N/A		12/08/31	USD	403	(31,440)	6	(31,446)
1-Day SOFR, 0.96%	Annual	1.24%	Annual	N/A		12/08/31	USD	1,220	(89,415)	19	(89,434)
1.61%	Annual	1-Day SOFR, 0.96%	Annual	N/A		01/12/32	USD	920	38,346	15	38,331
1-Day SOFR, 0.33%	Annual	1.67%	Annual	N/A		03/02/32	USD	450	(17,335)	7	(17,342)
1-Day SOFR, 0.33%	Annual	1.68%	Annual	N/A		03/02/32	USD	450	(16,807)	7	(16,814)
1-Day SOFR, 0.33%	Annual	1.51%	Annual	N/A		03/03/32	USD	900	(47,816)	14	(47,830)
1-Day SOFR, 0.33%	Annual	1.54%	Annual	N/A		03/03/32	USD	890	(45,273)	14	(45,287)
1-Day SOFR, 0.33%	Annual	1.57%	Annual	N/A		03/03/32	USD	890	(42,538)	14	(42,552)
1.74%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/04/32	USD	435	14,111	7	14,104
1.75%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/04/32	USD	435	13,600	7	13,593
1-Day SOFR, 0.33%	Annual	1.55%	Annual	N/A		03/08/32	USD	445	(22,031)	7	(22,038)
1-Day SOFR, 0.33%	Annual	1.60%	Annual	N/A		03/08/32	USD	445	(20,020)	7	(20,027)
1-Day SOFR, 0.33%	Annual	1.61%	Annual	N/A		03/08/32	USD	445	(19,618)	7	(19,625)
1-Day SOFR, 0.33%	Annual	1.59%	Annual	N/A		03/09/32	USD	440	(20,534)	7	(20,541)
1.67%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/10/32	USD	640	24,900	10	24,890
1.73%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/11/32	USD	90	3,006	1	3,005
1.76%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/11/32	USD	218	6,741	4	6,737
1.77%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/11/32	USD	217	6,612	4	6,608
1.81%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/15/32	USD	440	11,732	7	11,725
1.81%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/15/32	USD	880	23,384	14	23,370
1.81%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/15/32	USD	260	6,851	4	6,847
1.84%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/15/32	USD	440	10,539	7	10,532
1.90%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/16/32	USD	510	9,527	8	9,519
1.93%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/16/32	USD	430	7,016	7	7,009
1.97%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/16/32	USD	860	10,242	14	10,228
1.91%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/17/32	USD	350	6,116	6	6,110
2.00%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/18/32	USD	260	2,503	4	2,499
2.09%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/18/32	USD	430	547	7	540
2.05%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/23/32	USD	270	1,555	4	1,551
2.09%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/23/32	USD	440	688	7	681
2.10%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/23/32	USD	440	529	7	522
2.15%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/23/32	USD	435	(1,735)	7	(1,742)
2.18%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/23/32	USD	435	(2,894)	7	(2,901)
2.23%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/24/32	USD	450	(4,921)	7	(4,928)
2.15%	Annual	1-Day SOFR, 0.96%	Annual	N/A		03/25/32	USD	700	(2,532)	(109)	(2,423)
1-Day SOFR, 0.96%	Annual	2.21%	Annual	N/A		03/25/32	USD	460	4,155	7	4,148

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

2.20%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/29/32	USD	320	$(2,612)	$5	$(2,617)
1.61%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		03/30/32	USD	9,300	672,012	149	671,863
2.29%	Annual	1-Day SOFR, 0.96%	Annual	N/A		03/30/32	USD	170	(2,712)	3	(2,715)
1.66%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/25/22(a	)	04/26/32	USD	9,020	622,202	147	622,055
1-Day SOFR, 0.33%	Annual	2.27%	Annual	06/24/22(a	)	06/24/32	USD	1,300	12,881	21	12,860
0.83%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	08/15/22(a	)	08/16/32	USD	870	126,700	5,259	121,441
3-Month LIBOR, 0.96%	Quarterly	1.67%	Semi-Annual	08/06/24(a	)	08/07/34	USD	1,680	(101,664)	27	(101,691)
1-Day SOFR, 0.96%	Annual	1.80%	Annual	01/15/27(a	)	01/15/37	USD	730	(14,485)	12	(14,497)
1.84%	Annual	1-Day SOFR, 0.33%	Annual	01/15/32(a	)	01/15/42	USD	220	4,235	232	4,003
1.83%	Annual	1-Day SOFR, 0.33%	Annual	06/30/22(a	)	08/15/47	USD	1,320	61,362	37	61,325
1-Day SOFR, 0.33%	Annual	2.05%	Annual	06/30/22(a	)	08/15/47	USD	1,320	(3,030)	37	(3,067)
1-Day SOFR, 0.33%	Annual	2.13%	Annual	06/30/22(a	)	08/15/47	USD	1,310	16,942	36	16,906
1.83%	Annual	1-Day SOFR, 0.33%	Annual	06/30/22(a	)	11/16/48	USD	1,260	55,911	(5,847)	61,758
3-Month LIBOR, 0.96%	Quarterly	0.99%	Semi-Annual	N/A		08/22/50	USD	155	(43,372)	5	(43,377)
3-Month LIBOR, 0.96%	Quarterly	1.00%	Semi-Annual	N/A		08/22/50	USD	155	(43,024)	5	(43,029)
3-Month LIBOR, 0.96%	Quarterly	1.93%	Semi-Annual	N/A		10/23/51	USD	2,500	(180,081)	78	(180,159)
1-Day SOFR, 0.96%	Annual	1.39%	Annual	N/A		12/15/51	USD	180	(23,476)	6	(23,482)
1.67%	Annual	1-Day SOFR, 0.96%	Annual	01/15/25(a	)	01/15/55	USD	130	6,406	4	6,402
1.69%	Annual	1-Day SOFR, 0.96%	Annual	01/15/27(a	)	01/15/57	USD	90	3,014	3	3,011

									$1,494,944	$(2,413,546)	$3,908,490

(a)	Forward Swap.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)		Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Adler Real Estate AG	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	B	EUR	10	$(69)	$1,299	$(1,368)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	10	1,101	1,005	96
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	EUR	10	2	882	(880)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	EUR	10	1	990	(989)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	B	EUR	10	78	—	78
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB-	EUR	30	2,452	1,251	1,201
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	B+	EUR	20	(245)	(822)	577
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	B+	EUR	10	(125)	417	(542)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+	EUR	10	(121)	429	(550)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	B+	EUR	10	1,509	847	662
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	N/R	USD	5,000	(646,935)	(485,247)	(161,688)
CMBX.NA.8	3.00	Monthly	Credit Suisse International Morgan Stanley & Co.	10/17/57	N/R	USD	2,500	(323,468)	(240,066)	(83,402)
CMBX.NA.8	3.00	Monthly	International PLC	10/17/57	N/R	USD	4,450	(575,772)	(565,950)	(9,822)
CMBX.NA.9	3.00	Monthly	Credit Suisse International Morgan Stanley & Co.	09/17/58	N/R	USD	5,000	(507,543)	(520,842)	13,299
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R	USD	1,528	(155,105)	(166,768)	11,663

								$(2,204,240)	$(1,972,575)	$(231,665)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

47

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$20,596,029	$1,042,223	$21,638,252
Common Stocks
Auto Components	25,381	—	—	25,381
Construction & Engineering	31,572	—	—	31,572
Diversified Financial Services	—	—	5,468	5,468
Diversified Telecommunication Services	4,923	—	—	4,923
Household Durables	—	—	—	—
Metals & Mining	—	801	416	1,217
Oil, Gas & Consumable Fuels	31,311	—	—	31,311
Software	241	—	—	241
Specialty Retail	—	217,788	—	217,788
Corporate Bonds
Advertising Agencies	—	237,919	—	237,919
Aerospace & Defense	—	12,332,747	—	12,332,747
Airlines	—	9,661,913	—	9,661,913
Auto Components	—	6,145,959	—	6,145,959
Automobiles	—	9,718,138	—	9,718,138
Banks	—	7,706,797	—	7,706,797
Beverages	—	7,511,333	—	7,511,333
Biotechnology	—	103,591	—	103,591
Building Materials	—	3,484,467	—	3,484,467
Building Products	—	3,579,715	—	3,579,715
Capital Markets	—	5,349,793	—	5,349,793
Chemicals	—	9,317,129	—	9,317,129
Commercial Services & Supplies	—	4,307,655	—	4,307,655
Communications Equipment	—	3,249,380	—	3,249,380
Construction Materials	—	2,316,833	—	2,316,833
Consumer Discretionary	—	8,195,073	—	8,195,073
Consumer Finance	—	7,168,345	—	7,168,345
Containers & Packaging	—	1,579,251	—	1,579,251
Diversified Consumer Services	—	7,795,690	—	7,795,690

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Diversified Financial Services	$—	$16,314,109	$—	$16,314,109
Diversified Telecommunication Services	—	16,849,854	—	16,849,854
Electric Utilities	—	3,531,581	—	3,531,581
Electrical Equipment	—	478,798	—	478,798
Electronic Equipment, Instruments & Components	—	2,239,483	—	2,239,483
Energy Equipment & Services	—	1,922,287	—	1,922,287
Environmental, Maintenance & Security Service	—	3,171,665	—	3,171,665
Equity Real Estate Investment Trusts (REITs)	—	9,058,734	—	9,058,734
Food & Staples Retailing	—	5,523,784	—	5,523,784
Food Products	—	2,877,156	—	2,877,156
Gas Utilities	—	85,313	—	85,313
Health Care Equipment & Supplies	—	3,333,013	—	3,333,013
Health Care Providers & Services	—	22,888,112	—	22,888,112
Health Care Technology	—	4,046,262	—	4,046,262
Hotels, Restaurants & Leisure	16,776	24,086,243	—	24,103,019
Household Durables	—	3,426,230	—	3,426,230
Household Products	—	115,830	—	115,830
Independent Power and Renewable Electricity Producers	—	6,661,168	—	6,661,168
Industrial Conglomerates	—	61,800	—	61,800
Insurance	—	12,271,986	—	12,271,986
Interactive Media & Services	—	1,975,288	—	1,975,288
Internet & Direct Marketing Retail	—	124,271	—	124,271
Internet Software & Services	—	5,686,934	—	5,686,934
IT Services	—	5,607,005	—	5,607,005
Leisure Products	—	963,821	—	963,821
Machinery	—	3,647,208	—	3,647,208
Media	—	51,449,355	—	51,449,355
Metals & Mining	—	7,856,695	—	7,856,695
Multiline Retail	—	1,049,030	—	1,049,030
Offshore Drilling & Other Services	—	361,536	—	361,536
Oil, Gas & Consumable Fuels	190,627	51,094,389	1,212,808	52,497,824
Personal Products	—	247,412	—	247,412
Pharmaceuticals	—	11,829,605	—	11,829,605
Real Estate Management & Development	—	8,496,518	—	8,496,518
Road & Rail	—	2,023,859	—	2,023,859
Semiconductors & Semiconductor Equipment	—	6,200,239	—	6,200,239
Software	—	9,484,986	—	9,484,986
Specialty Retail	—	3,434,766	—	3,434,766
Technology Hardware, Storage & Peripherals	—	336,260	—	336,260
Textiles, Apparel & Luxury Goods	—	774,038	—	774,038
Thrifts & Mortgage Finance	—	923,559	—	923,559
Transportation	—	107,598	—	107,598
Transportation Infrastructure	—	1,255,784	—	1,255,784
Utilities	—	3,017,051	—	3,017,051
Wireless Telecommunication Services	—	12,167,389	—	12,167,389
Floating Rate Loan Interests	—	273,914,144	14,097,327	288,011,471
Foreign Agency Obligations	—	15,449,238	—	15,449,238
Investment Companies	2,623,307	—	—	2,623,307
Non-Agency Mortgage-Backed Securities	—	8,025,878	—	8,025,878
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	28,316,147	—	28,316,147
Preferred Stocks	9,756,103	—	—	9,756,103
U.S. Government Sponsored Agency Securities	—	27,955,954	—	27,955,954
U.S. Treasury Obligations	—	31,897,963	—	31,897,963
Warrants	4,964	—	—	4,964
Short-Term Securities
Money Market Funds	5,378,843	—	—	5,378,843

49

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued) (continued)

	Level 1	Level 2	Level 3	Total

Options Purchased
Interest Rate Contracts	$9,156	$1,737,492	$—	$1,746,648
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(9,835)	—	(9,835)

	$18,073,204	$846,921,331	$16,358,242	881,352,777

Investments Valued at NAV(b)				1,416

				$881,354,193

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$27,576	$—	$27,576
Foreign Currency Exchange Contracts	—	5,923	—	5,923
Interest Rate Contracts	1,849,445	9,960,850	—	11,810,295
Liabilities
Credit Contracts	—	(330,541)	—	(330,541)
Foreign Currency Exchange Contracts	—	(118,106)	—	(118,106)
Interest Rate Contracts	(246,094)	(10,943,642)	—	(11,189,736)

	$1,603,351	$(1,397,940)	$—	$205,411

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $328,959,551 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Unfunded Floating Rate Loan Interests		Total

Assets
Opening balance, as of December 31, 2021	$1,084,298	$5,841	$1,347,279	$6,516,371	$—	(a)	$(127)		$8,953,662
Transfers into Level 3(b)	—	—	—	9,800,114	—		—		9,800,114
Transfers out of Level 3(c)	—	—	—	(3,077,731)	—		127		(3,077,604)
Accrued discounts/premiums	(22,390)	—	—	2,786	—		—		(19,604)
Net realized gain (loss)	—	—	—	(692)	—		—		(692)
Net change in unrealized appreciation (depreciation)(d)	(19,685)	43	(115,851)	(130,851)	—		—		(266,344)
Purchases	—	—	—	1,210,453	—		—		1,210,453
Sales	—	—	(18,620)	(223,123)	—		—		(241,743)

Closing balance, as of March 31, 2022	$1,042,223	$5,884	$1,212,808	$14,097,327	$—	(a)	$—	(a)	$16,358,242

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(d)	$(19,685)	$43	$(115,852)	$(129,150)	$—		$—		$(264,644)

(a)	Rounds to less than $1.
(b)

As of December 31, 2021, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(c)

As of December 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Limited Duration Income Trust (BLW)

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ABS	Asset-Backed Security

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

51